UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 09143

Eaton Vance Florida Municipal Income Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2006

Item 1. Reports to Stockholders

Semiannual Report May 31, 2006

EATON VANCE
MUNICIPAL
INCOME
TRUSTS

CLOSED-END FUNDS:

California

Florida

Massachusetts

Michigan

New Jersey

New York

Ohio

Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipal Income Trusts as of May 31, 2006

TABLE OF CONTENTS

Investment Update	2

Performance Information and Portfolio Composition

California	3
Florida	4
Massachusetts	5
Michigan	6
New Jersey	7
New York	8
Ohio	9
Pennsylvania	10

Financial Statements	11

Dividend Reinvestment Plan	66

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	68

Investment Management	71

Eaton Vance Municipal Income Trusts as of May 31, 2006

INVESTMENT UPDATE

Eaton Vance Municipal Income Trusts (the “Trusts”) are closed-end Trusts, traded on the American Stock Exchange, which are designed to provide current income exempt from regular federal income tax and state personal income taxes. This income is earned by investing primarily in investment-grade municipal securities.

Economic and Market Conditions

The economy expanded at a 5.3% pace in the first quarter of 2006, an increase from the 1.7% rate in the fourth quarter of 2005. Even with a cooling housing market, the economy generated respectable growth in 2005 and early 2006. Despite high energy prices, rising mortgage rates and a persistent tightening by the Federal Reserve (the “Fed”), the economy continued to create jobs and appeared to be sustaining growth in both the manufacturing and service sectors, with moderate signs of inflationary pressures.

At May 31, 2006, investor sentiment regarding the Fed’s monetary policy appeared to have stabilized in recent months as investors began to anticipate the end of the Fed’s series of interest rate hikes (which began in June 2004). By the end of the period, the Fed had raised rates at all of the last 16 Open Market Committee meetings, with the Federal Funds rate standing at 5.00% on May 31, 2006.

Boosted by lower-than-anticipated long-term interest rates, the municipal market saw record supply in 2005, more than $400 billion in new issuance. However, supply has lagged thus far in 2006, contributing to municipal bond outperformance. At May 31, 2006, long-term AAA-rated insured municipal bonds yielded 88% of U.S. Treasury bonds with similar maturities.*

For the six months ended May 31, 2006, the Lehman Brothers Municipal Bond Index† (the “Index”), a broad-based, unmanaged municipal market index, posted a modest gain of 1.52%. For information about each Trust’s performance and the performance of funds in the same Lipper Classification†, see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Trusts invest primarily in bonds with maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for fixed-income securities over the past 18 months — with shorter-maturity yields rising more than longer-maturity yields — the long end of the municipal yield curve was a relatively attractive place to be positioned. However, given the leveraged nature of the Trusts, rising short-term rates have increased the borrowing costs associated with the leverage. As borrowing costs have risen, the income generated by the Trusts has declined. Please see the Performance Information and Portfolio Composition pages that follow for a description of each Trust’s leverage as of May 31, 2006.

During the six months ended May 31, 2006, the Fed raised short-term interest rates at regular intervals, and commodities prices rose significantly. However, the economy grew at a solid pace, with moderate inflation. In this climate, management continued to maintain a somewhat cautious outlook on interest rates and positioned the Trusts’ durations accordingly. Duration measures a bond fund’s sensitivity to changes in interest rates.

Management continued to focus on finding relative value within the marketplace — in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Trusts’ returns during the period. Finally, management continued to monitor closely call protection in the Trusts. Call protection remains an important strategic consideration for municipal bond investors.

*  Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Trust’s yield.

†  It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance California Municipal Income Trust as of May 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 5/31/06(1)

Average Annual Total Returns (by share price, American Stock Exchange)

Six Months	12.95%
One Year	8.65
Five Years	11.27
Life of Trust (1/29/99)	6.29

Average Annual Total Returns (by net asset value)

Six Months	3.86%
One Year	5.08
Five Years	9.44
Life of Trust (1/29/99)	6.84

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

Index Performance(2)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns

Six Months	1.52%
One Year	1.89
Five Years	5.27
Life of Trust (1/31/99)	4.98

Lipper Averages(3)

Lipper California Municipal Debt Funds Classification – Average Annual Total Returns

Six Months	2.36%
One Year	3.38
Five Years	6.90
Life of Trust (1/31/99)	5.54

Market Yields

Market Yield(4)	5.37	%(6)
Taxable Equivalent Market Yield(5)	9.11	(6)

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Manager: Cynthia J. Clemson

Rating Distribution(7), (8)

By total investments

Trust Statistics(8)

• Number of Issues:	86
• Average Maturity:	22.8	years
• Effective Maturity:	11.1	years
• Average Rating:	AA-
• Average Call:	9.4	years
• Average Dollar Price:	$92.21
• Leverage:*	34%

*  The leverage amount is a percentage of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Municipal Debt Funds Classification (closed-end) contained 25, 25, 16, and 14 funds for the 6-month, 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month-end only. (4) The Trust’s market yield is calculated by dividing the last dividend paid per share of the semiannual period by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (6) The dividend declared on May 31, 2006 reflects a reduction of the monthly dividend of $0.010833 per share. (7) As of 5/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (8) As of 5/31/06. Trust information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Florida Municipal Income Trust as of May 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 5/31/06(1)

Average Annual Total Returns (by share price, American Stock Exchange)

Six Months	-2.36%
One Year	-5.22
Five Years	9.62
Life of Trust (1/29/99)	4.79

Average Annual Total Returns (by net asset value)

Six Months	3.45%
One Year	5.26
Five Years	8.88
Life of Trust (1/29/99)	6.58

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

Index Performance(2)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns

Six Months	1.52%
One Year	1.89
Five Years	5.27
Life of Trust (1/31/99)	4.98

Lipper Averages(3)

Lipper Florida Municipal Debt Funds Classification – Average Annual Total Returns

Six Months	2.13%
One Year	2.26
Five Years	6.42
Life of Trust (1/31/99)	5.26

Market Yields

Market Yield(4)	5.38%
Taxable Equivalent Market Yield(5)	8.28

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Manager: Cynthia J. Clemson

Rating Distribution(6), (7)

By total investments

Trust Statistics(7)

• Number of Issues:	84
• Average Maturity:	25.0	years
• Effective Maturity:	8.3	years
• Average Rating:	AA
• Average Call:	6.5	years
• Average Dollar Price:	$98.96
• Leverage:*	35%

*  The leverage amount is a percentage of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Florida Municipal Debt Funds Classification (closed-end) contained 17, 17, 11, and 11 funds for the 6-month, 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month-end only. (4) The Trust’s market yield is calculated by dividing the last dividend paid per share of the semiannual period by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 35.00% federal tax rate. A lower tax rate would result in a lower tax-equivalent figure. (6) As of 5/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (7) As of 5/31/06. Trust information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 5/31/06(1)

Average Annual Total Returns (by share price, American Stock Exchange)

Six Months	7.48%
One Year	2.07
Five Years	11.69
Life of Trust (1/29/99)	6.60

Average Annual Total Returns (by net asset value)

Six Months	3.29%
One Year	3.48
Five Years	9.45
Life of Trust (1/29/99)	6.48

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

Index Performance(2)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns

Six Months	1.52%
One Year	1.89
Five Years	5.27
Life of Trust (1/31/99)	4.98

Lipper Averages(3)

Lipper Other States Municipal Debt Funds Classification – Average Annual Total Returns

Six Months	1.91%
One Year	1.74
Five Years	7.13
Life of Trust (1/31/99)	5.69

Market Yields

Market Yield(4)	5.09	%(6)
Taxable Equivalent Market Yield(5)	8.27	(6)

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution(7), (8)

By total investments

Trust Statistics(8)

• Number of Issues:	60
• Average Maturity:	27.1	years
• Effective Maturity:	12.7	years
• Average Rating:	AA-
• Average Call:	11.0	years
• Average Dollar Price:	$104.39
• Leverage:*	34%

*  The leverage amount is a percentage of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 46, 46, 27, and 20 funds for the 6-month, 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month-end only. (4) The Trust’s market yield is calculated by dividing the last dividend paid per share of the semiannual period by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (6) The dividend declared on May 31, 2006 reflects a reduction of the monthly dividend of $0.0125 per share. (7) As of 5/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (8) As of 5/31/06. Trust information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Michigan Municipal Income Trust as of May 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 5/31/06(1)

Average Annual Total Returns (by share price, American Stock Exchange)

Six Months	3.65%
One Year	-9.89
Five Years	9.29
Life of Trust (1/29/99)	4.85

Average Annual Total Returns (by net asset value)

Six Months	2.66%
One Year	2.80
Five Years	8.01
Life of Trust (1/29/99)	6.05

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

Index Performance(2)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns

Six Months	1.52%
One Year	1.89
Five Years	5.27
Life of Trust (1/31/99)	4.98

Lipper Averages(3)

Lipper Michigan Municipal Debt Funds Classification – Average Annual Total Returns

Six Months	1.90%
One Year	1.40
Five Years	6.75
Life of Trust (1/31/99)	5.57

Market Yields

Market Yield(4)	5.10%
Taxable Equivalent Market Yield(5)	8.17

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Manager: William H. Ahern, CFA

Rating Distribution(6), (7)

By total investments

Trust Statistics(7)

• Number of Issues:	57
• Average Maturity:	22.1	years
• Effective Maturity:	7.1	years
• Average Rating:	AA
• Average Call:	5.8	years
• Average Dollar Price:	$101.21
• Leverage:*	34%

*  The leverage amount is a percentage of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification (closed-end) contained 7, 7, 5, and 5 funds for the 6-month, 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month-end only. (4) The Trust’s market yield is calculated by dividing the last dividend paid per share of the semiannual period by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 37.54% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (6) As of 5/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (7) As of 5/31/06. Trust information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 5/31/06(1)

Average Annual Total Returns (by share price, American Stock Exchange)

Six Months	10.46%
One Year	7.73
Five Years	12.40
Life of Trust (1/29/99)	6.48

Average Annual Total Returns (by net asset value)

Six Months	3.46%
One Year	4.07
Five Years	9.13
Life of Trust (1/29/99)	6.52

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

Index Performance(2)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns

Six Months	1.52%
One Year	1.89
Five Years	5.27
Life of Trust (1/31/99)	4.98

Lipper Averages(3)

Lipper New Jersey Municipal Debt Funds Classification – Average Annual Total Returns

Six Months	2.37%
One Year	2.43
Five Years	6.94
Life of Trust (1/31/99)	5.61

Market Yields

Market Yield(4)	5.13	%(6)
Taxable Equivalent Market Yield(5)	8.67	(6)

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution(7), (8)

By total investments

Trust Statistics(8)

• Number of Issues:	62
• Average Maturity:	23.9	years
• Effective Maturity:	11.4	years
• Average Rating:	A+
• Average Call:	10.2	years
• Average Dollar Price:	$91.33
• Leverage:*	35%

*  The leverage amount is a percentage of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification (closed-end) contained 13, 13, 9, and 8 funds for the 6-month, 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month-end only. (4) The Trust’s market yield is calculated by dividing the last dividend paid per share of the semiannual period by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (6) The dividend declared on May 31, 2006 reflects a reduction of the monthly dividend of $0.008333 per share. (7) As of 5/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (8) As of 5/31/06. Trust information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance New York Municipal Income Trust as of May 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 5/31/06(1)

Average Annual Total Returns (by share price, American Stock Exchange)

Six Months	4.20%
One Year	0.56
Five Years	11.17
Life of Trust (1/29/99)	6.57

Average Annual Total Returns (by net asset value)

Six Months	3.09%
One Year	3.47
Five Years	9.34
Life of Trust (1/29/99)	7.05

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

Index Performance(2)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns

Six Months	1.52%
One Year	1.89
Five Years	5.27
Life of Trust (1/31/99)	4.98

Lipper Averages(3)

Lipper New York Municipal Debt Funds Classification – Average Annual Total Returns

Six Months	2.72%
One Year	3.50
Five Years	6.59
Life of Trust (1/31/99)	5.48

Market Yields

Market Yield(4)	5.39	%(6)
Taxable Equivalent Market Yield(5)	8.98	(6)

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution(7), (8)

By total investments

Trust Statistics(8)

• Number of Issues:	74
• Average Maturity:	24.3	years
• Effective Maturity:	12.2	years
• Average Rating:	A+
• Average Call:	9.8	years
• Average Dollar Price:	$101.39
• Leverage:*	34%

*  The leverage amount is a percentage of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Municipal Debt Funds Classification (closed-end) contained 18, 18, 10, and 8 funds for the 6-month 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month-end only. (4) The Trust’s market yield is calculated by dividing the last dividend paid per share of the semiannual period by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 40.01% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (6) The dividend declared on May 31, 2006 reflects a reduction of the monthly dividend of $0.0075 per share. (7) As of 5/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (8) As of 5/31/06. Trust information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Ohio Municipal Income Trust as of May 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 5/31/06(1)

Average Annual Total Returns (by share price, American Stock Exchange)

Six Months	4.57%
One Year	0.79
Five Years	9.47
Life of Trust (1/29/99)	5.62

Average Annual Total Returns (by net asset value)

Six Months	4.06%
One Year	3.55
Five Years	8.90
Life of Trust (1/29/99)	6.29

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

Index Performance(2)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns

Six Months	1.52%
One Year	1.89
Five Years	5.27
Life of Trust (1/31/99)	4.98

Lipper Averages(3)

Lipper Other States Municipal Debt Funds Classification – Average Annual Total Returns

Six Months	1.91%
One Year	1.74
Five Years	7.13
Life of Trust (1/31/99)	5.69

Market Yields

Market Yield(4)	4.99	%(6)
Taxable Equivalent Market Yield(5)	8.24	(6)

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Manager: William H. Ahern, CFA

Rating Distribution(7), (8)

By total investments

Trust Statistics(8)

• Number of Issues:	61
• Average Maturity:	22.3	years
• Effective Maturity:	8.2	years
• Average Rating:	AA
• Average Call:	7.4	years
• Average Dollar Price:	$100.82
• Leverage:*	35%

*  The leverage amount is a percentage of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 46, 46, 27, and 20 funds for the 6-month, 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month-end only. (4) The Trust’s market yield is calculated by dividing the last dividend paid per share of the semiannual period by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 39.47% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (6) The dividend declared on May 31, 2006 reflects a reduction of the monthly dividend of $0.0025 per share. (7) As of 5/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (8) As of 5/31/06. Trust information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 5/31/06(1)

Average Annual Total Returns (by share price, American Stock Exchange)

Six Months	1.12%
One Year	-1.97
Five Years	10.92
Life of Trust (1/29/99)	5.67

Average Annual Total Returns (by net asset value)

Six Months	3.14%
One Year	4.57
Five Years	8.46
Life of Trust (1/29/99)	6.16

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

Index Performance(2)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns

Six Months	1.52%
One Year	1.89
Five Years	5.27
Life of Trust (1/31/99)	4.98

Lipper Averages(3)

Lipper Pennsylvania Municipal Debt Funds Classification – Average Annual Total Returns

Six Months	1.98%
One Year	2.12
Five Years	7.27
Life of Trust (1/31/99)	5.78

Market Yields

Market Yield(4)	5.19	%(6)
Taxable Equivalent Market Yield(5)	8.24	(6)

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Manager: Thomas M. Metzold, CFA

Rating Distribution(7), (8)

By total investments

Trust Statistics(8)

• Number of Issues:	68
• Average Maturity:	21.8	years
• Effective Maturity:	7.5	years
• Average Rating:	AA
• Average Call:	6.4	years
• Average Dollar Price:	$99.92
• Leverage:*	35%

*  The leverage amount is a percentage of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification (closed-end) contained 9, 9, 7, and 5 funds for the 6-month, 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month-end only. (4) The Trust’s market yield is calculated by dividing the last dividend paid per share of the semiannual period by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (6) The dividend declared on May 31, 2006 reflects a reduction of the monthly dividend of $0.005 per share. (7) As of 5/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (8) As of 5/31/06. Trust information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance California Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.2%
Principal Amount (000's omitted)	Security	Value
Education — 11.6%
$1,000	California Educational Facilities Authority, (Dominican University), 5.75%, 12/1/30	$1,033,760
2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,797,451
500	California Educational Facilities Authority, (Pepperdine University), 5.00%, 11/1/29	510,195
1,850	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,972,655
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31	4,061,640
2,500	San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,569,475
		$12,945,176
Electric Utilities — 2.3%
$2,500	Chula Vista, (AMT), 5.00%, 12/1/27	$2,525,300
		$2,525,300
Escrowed / Prerefunded — 1.9%
$1,590	Tahoe Forest Hospital District, Prerefunded to 7/1/09, 5.85%, 7/1/22	$1,713,750
410	Tahoe Forest Hospital District, Prerefunded to 7/1/09, 5.85%, 7/1/22	432,353
		$2,146,103
General Obligations — 4.4%
$1,100	California, 5.25%, 4/1/30	$1,139,281
3,500	California, 5.50%, 11/1/33	3,783,780
		$4,923,061
Hospital — 24.1%
$4,200	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	$4,239,606
750	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	779,625
4,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	4,955,076
1,750	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36(1)	1,772,207
600	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41(1)	602,712
800	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45(1)	821,752

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$1,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	$1,708,558
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,824,602
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,565,385
1,500	Duarte, COP, (City of Hope), 5.25%, 4/1/24(2)	1,528,260
1,000	Stockton Health Facilities Authority, (Dameron Hospital), 5.70%, 12/1/14	1,035,770
2,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	2,073,820
2,000	Turlock, (Emanuel Medical Center, Inc.), 5.375%,10/15/34	2,045,460
2,000	Washington Township, Health Care District, 5.25%, 7/1/29	2,041,440
		$26,994,273
Housing — 3.4%
$2,500	California Housing Finance Agency, (AMT), 4.85%, 8/1/26	$2,500,400
758	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	798,984
434	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	452,045
		$3,751,429
Industrial Development Revenue — 1.2%
$1,250	California Pollution Control Financing Authority, (Mobil Oil Corp.), (AMT), 5.50%, 12/1/29	$1,284,487
		$1,284,487
Insured-Education — 8.6%
$6,510	California Educational Facilities Authority, (Loyola Marymount University), (MBIA), 0.00%, 10/1/33	$1,692,405
3,270	California Educational Facilities Authority, (Pooled College and University), (MBIA), 5.10%, 4/1/23	3,397,170
3,000	California State University, (AMBAC), 5.00%, 11/1/33	3,070,080
1,500	California State University, (FGIC), 4.75%, 5/15/37	1,495,140
		$9,654,795
Insured-Electric Utilities — 13.8%
$3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (MBIA), (AMT), 5.55%, 9/1/31	$3,423,842

See notes to financial statements

Eaton Vance California Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$2,500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$2,640,975
3,625	Los Angeles Department of Water and Power, (FSA), 4.625%, 7/1/37	3,554,530
4,000	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.80%, 7/1/29(3)(4)	4,416,640
665	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.28%, 7/1/29(3)(5)	768,900
500	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 9.115%, 7/1/16(3)(5)	668,685
		$15,473,572
Insured-Escrowed / Prerefunded — 7.5%
$5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), Prerefunded to 1/1/28, (FGIC), 5.00%, 7/1/29	$5,339,150
5,130	Foothill/Eastern Transportation Corridor Agency, (FSA), Escrowed to Maturity, 0.00%, 1/1/26	2,022,400
945	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.334%, 7/1/28(3)(5)	1,028,103
		$8,389,653
Insured-General Obligations — 11.9%
$1,650	California RITES, (AMBAC), Variable Rate, 8.326%, 5/1/26(3)(5)	$1,995,758
2,500	Puerto Rico, (FSA), Variable Rate, 6.199%, 7/1/27(3)(5)	2,867,325
1,600	San Diego Unified School District, (MBIA), Variable Rate, 9.135%, 7/1/24(3)(5)	2,250,352
3,000	Simi Valley Unified School District, (MBIA), 5.00%, 8/1/28	3,100,350
7,995	Sweetwater, Union High School District, (Election 2000), (FSA), 0.00%, 8/1/25	3,155,387
		$13,369,172
Insured-Hospital — 4.3%
$3,200	California Statewide Communities Development Authority, (Children's Hospital Los Angeles), (MBIA), 5.25%, 8/15/29(6)	$3,340,320
1,245	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 9.989%, 8/15/27(3)(5)	1,486,418
		$4,826,738

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 10.8%
$10,750	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/25	$4,233,458
6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/17	3,904,095
11,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/28	3,892,865
		$12,030,418
Insured-Special Tax Revenue — 3.9%
$3,880	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,350,667
2,070	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	459,975
17,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	2,589,610
		$4,400,252
Insured-Transportation — 13.6%
$5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$1,597,600
8,000	Alameda Corridor Transportation Authority, (MBIA), 0.00%, 10/1/31	2,306,560
1,500	Los Angeles County Metropolitan Transportation Authority, (AMBAC), 4.50%, 7/1/32	1,445,505
2,500	Los Angeles County Metropolitan Transportation Authority, (FGIC), 5.25%, 7/1/30	2,632,025
1,400	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	1,431,752
2,515	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 6.479%, 7/1/28(3)(5)	2,706,165
250	Puerto Rico Highway and Transportaton Authority, RITES, (CIFG), Variable Rate, 7.293%, 7/1/41(3)(5)	315,750
10,000	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/32	2,835,500
		$15,270,857
Insured-Water and Sewer — 3.3%
$5,000	Los Angeles Department of Water and Power, (MBIA), 3.00%, 7/1/30	$3,702,750
		$3,702,750
Insured-Water Revenue — 2.5%
$3,100	San Francisco, City and County Water Revenue, (FSA), 4.25%, 11/1/33(2)	$2,848,094
		$2,848,094

See notes to financial statements

Eaton Vance California Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Lease Revenue / Certificates of Participation — 3.9%
$4,000	Sacramento Financing Authority, 5.40%, 11/1/20	$4,316,360
		$4,316,360
Other Revenue — 1.4%
$1,470	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14(3)	$1,576,649
		$1,576,649
Special Tax Revenue — 17.8%
$1,500	Bonita Canyon Public Facilities Financing Authority, 5.375%, 9/1/28	$1,513,200
1,545	Brentwood Infrastructure Financing Authority, 6.375%, 9/2/33	1,593,250
1,665	Corona, Public Financing Authority, 5.80%, 9/1/20	1,667,264
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,649,418
500	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	504,055
1,310	Lincoln Public Financing Authority, Improvement Bond Act of 1915 (Twelve Bridges), 6.20%, 9/2/25	1,377,989
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	429,017
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	766,298
750	Murrieta Valley Unified School District, 6.20%, 9/1/35	766,470
2,460	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,554,661
995	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	1,036,044
700	Rancho Cucamonga Public Financing Authority, 6.00%, 9/2/20	729,463
1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	1,387,805
1,500	Santa Margarita Water District, 6.20%, 9/1/20	1,606,815
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	255,130
500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	510,825
500	Turlock Public Financing Authority, 5.45%, 9/1/24	512,440
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,034,220
		$19,894,364

Principal Amount (000's omitted)	Security	Value
Transportation — 1.0%
$1,170	Port Redwood City, (AMT), 5.125%, 6/1/30	$1,170,819
		$1,170,819
Total Tax-Exempt Investments — 153.2% (identified cost $163,596,007)		$171,494,322
Other Assets, Less Liabilities — (0.5)%		$(552,413)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.7)%		$(59,020,028)
Net Assets Applicable to Common Shares — 100.0%		$111,921,881

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2006, 52.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 19.3% of total investments.

(1)  When-issued security.

(2)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $20,080,745 or 17.9% of the Trust's net assets applicable to common shares.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

(6)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Florida Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 152.7%
Principal Amount (000's omitted)	Security	Value
Education — 1.6%
$1,000	Volusia County Educational Facilities Authority, (Embry Riddle Aeronautical), 5.75%, 10/15/29	$1,040,400
		$1,040,400
Electric Utilities — 3.1%
$2,000	Jacksonville Electric Authority, Variable Rate, 6.42%, 10/1/32(1)(2)	$2,044,040
		$2,044,040
Escrowed / Prerefunded — 3.5%
$500	Capital Trust Agency, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(1)	$619,490
500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	573,270
1,000	Northern Palm Beach County Improvement District, (Water Control and Improvement), Prerefunded to 8/1/09, 6.00%, 8/1/25	1,065,910
		$2,258,670
General Obligations — 2.6%
$350	Florida Board of Education, 4.75%, 6/1/28	$351,309
1,250	Florida, Variable Rate, 6.22%, 7/1/27(1)(2)	1,311,512
		$1,662,821
Health Care - Miscellaneous — 0.2%
$160	Osceola County IDA Community Provider Pooled Loan, 7.75%, 7/1/17	$160,139
		$160,139
Hospital — 18.6%
$2,000	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$2,023,900
1,350	Jacksonville, EDA, (Mayo Clinic), 5.00%, 11/15/36	1,382,953
1,250	Jacksonville, EDA, (Mayo Clinic), 5.50%, 11/15/36	1,325,812
1,750	Lakeland Hospital System, (Lakeland Regional Health System), 5.50%, 11/15/32	1,822,082
2,000	Orange County Health Facilities Authority, (Adventist Health System), 5.625%, 11/15/32	2,115,040
900	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	913,869

Principal Amount (000's omitted)	Security	Value
Hospital — (continued)
$1,000	South Miami Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	$1,025,630
1,400	West Orange Health Care District, 5.80%, 2/1/31	1,459,612
		$12,068,898
Housing — 2.0%
$650	Capital Trust Agency, (Atlantic Housing Foundation), 5.30%, 7/1/35	$650,487
620	Escambia County Housing Finance Authority, SFM, (Multi-County Program), (AMT), 5.50%, 10/1/31	633,231
		$1,283,718
Industrial Development Revenue — 3.8%
$845	Broward County IDR, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$830,450
1,000	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	1,036,940
650	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	597,928
		$2,465,318
Insured-Education — 5.0%
$2,325	Broward County Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	$2,238,045
1,000	Broward County Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/36	1,026,120
		$3,264,165
Insured-Electric Utilities — 9.8%
$1,600	Burke County Development Authority (Georgia Power Co.), (MBIA), (AMT), 5.45%, 5/1/34	$1,601,600
1,100	Guam Power Authority, (MBIA), 5.125%, 10/1/29	1,144,286
2,750	Jupiter Island, Utility System, (South Martin Regional Utility), (MBIA), 5.00%, 10/1/28	2,797,465
750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.80%, 7/1/29(1)(2)	828,120
		$6,371,471
Insured-Escrowed / Prerefunded — 3.0%
$650	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	$721,091
1,165	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 7.979%, 7/1/26(1)(3)	1,223,320
		$1,944,411

See notes to financial statements

Eaton Vance Florida Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 2.7%
$1,500	Puerto Rico, (FSA), Variable Rate, 6.199%, 7/1/27(1)(3)	$1,720,395
		$1,720,395
Insured-Hospital — 7.5%
$1,000	Coral Gables Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	$1,029,080
1,000	Maricopa County IDA, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	1,030,810
1,350	Miami Dade County Health Facilities Authority, (Miami Children's Hospital), (AMBAC), 5.125%, 8/15/26	1,394,051
105	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	118,564
1,250	South Miami Health Facility Authority, (Baptist Health), (AMBAC), 5.25%, 11/15/33	1,303,038
		$4,875,543
Insured-Housing — 1.7%
$1,100	Broward County Housing Finance Authority, Multifamily Housing, (Venice Homes Apartments), (FSA), (AMT), 5.70%, 1/1/32	$1,118,304
		$1,118,304
Insured-Miscellaneous — 8.6%
$2,000	Miami-Dade County, (Professional Sport Franchise), (MBIA), 4.75%, 10/1/30	$2,003,360
3,500	Orange County Tourist Development, (AMBAC), 5.125%, 10/1/30	3,610,005
		$5,613,365
Insured-Special Tax Revenue — 17.7%
$970	Dade County, Special Obligation Residual Certificates, (AMBAC), Variable Rate, 7.555%, 10/1/35(1)(3)	$1,000,739
2,100	Jacksonville, Sales Tax, (AMBAC), 5.00%, 10/1/30	2,141,685
1,470	Miami Beach Resort Tax, (AMBAC), 6.25%, 10/1/22	1,791,122
3,040	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	645,149
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	901,250
5,610	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	906,800
1,395	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	1,407,150
4,300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,061,627
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	630,680

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$1,000	Sumter Landing Community Development District, (Recreational Revenue), (MBIA), 4.75%, 10/1/35	$999,150
		$11,485,352
Insured-Transportation — 20.9%
$2,250	Florida Ports Financing Commission, (FGIC), (AMT), 5.50%, 10/1/29	$2,362,050
1,500	Greater Orlando Aviation Authority, (FGIC), (AMT), Variable Rate, 7.022%, 10/1/18(1)(3)	1,641,075
400	Hillsborough County, Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/26	408,688
2,000	Hillsborough County, Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/36	2,025,300
500	Lee County Airport, (FSA), (AMT), 5.75%, 10/1/25	532,615
650	Lee County Airport, (FSA), (AMT), 6.00%, 10/1/29	700,895
3,500	Miami-Dade County Aviation, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38	3,542,735
1,000	Palm Beach County Airport, (MBIA), (AMT), 5.00%, 10/1/34	1,013,230
1,250	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,372,175
		$13,598,763
Insured-Water and Sewer — 20.8%
$2,000	Marco Island Utility System, (MBIA), 5.00%, 10/1/33(4)	$2,057,340
1,500	Miami Beach Storm Water, (FGIC), 5.375%, 9/1/30	1,583,115
1,000	Okeechobee Utility Authority, (FSA), 5.00%, 10/1/25	1,034,700
7,625	Port Saint Lucie Utility, (MBIA), 0.00%, 9/1/32	1,837,778
1,250	Saint Petersburg Public Utilities, (FSA), 5.00%, 10/1/28	1,271,575
4,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	4,185,560
1,500	Tampa Bay Water Utility System, (FGIC), Variable Rate, 5.72%, 10/1/27(1)(2)	1,562,625
		$13,532,693
Nursing Home — 1.6%
$265	Orange County Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	$273,281
735	Orange County Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	758,594
		$1,031,875
Senior Living / Life Care — 2.3%
$1,500	Lee County IDA, (Shell Point Village), 5.50%, 11/15/29	$1,509,420
		$1,509,420

See notes to financial statements

Eaton Vance Florida Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 15.7%
$95	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	$93,836
500	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/31	491,240
520	Dupree Lakes Community Development District, 5.00%, 11/1/10	521,102
320	Heritage Harbour South Community Development District, 6.20%, 5/1/35	337,562
30	Heritage Harbour South Community Development District, (Capital Improvements), 5.40%, 11/1/08	30,065
770	Heritage Springs Community Development District, 6.75%, 5/1/21	786,909
660	North Springs Improvement District, (Heron Bay), 7.00%, 5/1/19	674,177
1,000	River Hall Community Development District, (Capital Improvement), 5.45%, 5/1/36	1,000,270
490	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	501,020
600	Sterling Hill Community Development District, 6.20%, 5/1/35	629,574
500	Stoneybrook West Community Development District, 7.00%, 5/1/32	533,480
1,000	Tisons Landing Community Development District, 5.625%, 5/1/37	1,009,020
820	University Square Community Development District, 6.75%, 5/1/20	882,049
450	Vista Lakes Community Development District, 7.20%, 5/1/32	482,945
725	Waterlefe Community Development District, 6.95%, 5/1/31	784,849
175	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	176,507
1,270	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	1,276,236
		$10,210,841
Total Tax-Exempt Investments — 152.7% (identified cost $94,970,986)		$99,260,602
Other Assets, Less Liabilities — 1.9%		$1,247,170
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.6)%		$(35,500,000)
Net Assets Applicable to Common Shares — 100.0%		$65,007,772

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2006, 64.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.3% to 23.4% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $11,951,316 or 18.4% of the Trust's net assets applicable to common shares.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 149.2%
Principal Amount (000's omitted)	Security	Value
Education — 31.5%
$500	Massachusetts Development Finance Agency, (Belmont Hill School), 5.00%, 9/1/31	$508,780
2,525	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	2,687,534
500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.75%, 7/1/33	524,660
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	609,066
500	Massachusetts Development Finance Agency, (Mount Holyoke College), 5.25%, 7/1/31	518,690
1,500	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,586,775
1,000	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.65%, 7/1/29	1,028,030
1,000	Massachusetts HEFA, (Boston College), 5.125%, 6/1/33	1,031,120
900	Massachusetts HEFA, (Williams College), 4.50%, 7/1/33	875,916
500	Massachusetts IFA, (Babson College), 5.25%, 10/1/27	510,370
400	Massachusetts IFA, (Belmont Hill School), 5.25%, 9/1/28	407,248
2,500	Massachustts HEFA, (Massachusetts Institute of Technology), 5.50%, 7/1/32	2,879,300
		$13,167,489
Electric Utilities — 5.1%
$1,065	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	$1,067,034
1,000	Massachusetts IFA, (Devens Electric System), 6.00%, 12/1/30	1,057,450
		$2,124,484
Escrowed / Prerefunded — 4.8%
$400	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	$453,484
1,000	Massachusetts HEFA, (Winchester Hospital), Prerefunded to 7/1/10, 6.75%, 7/1/30	1,106,860
1,000	Rail Connections, Inc., (Route 128 Parking), (ACA), Prerefunded to 7/1/09, 0.00%, 7/1/20	447,530
		$2,007,874
General Obligations — 0.7%
$250	Massachusetts, 5.25%, 8/1/28	$276,672
		$276,672

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous — 2.9%
$510	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$510,178
700	Massachusetts HEFA, (Learning Center for Deaf Children), 6.125%, 7/1/29	704,200
		$1,214,378
Hospital — 14.2%
$1,000	Massachusetts Development Finance Agency, (Biomedical Research Corp.), 6.25%, 8/1/20	$1,068,040
1,000	Massachusetts HEFA, (Baystate Medical Center), 5.75%, 7/1/33	1,048,220
400	Massachusetts HEFA, (Berkshire Health System), 6.25%, 10/1/31	423,596
105	Massachusetts HEFA, (Central New England Health Systems), 6.30%, 8/1/18	104,844
1,100	Massachusetts HEFA, (Covenant Health), 6.00%, 7/1/31	1,173,766
2,000	Massachusetts HEFA, (South Shore Hospital), 5.75%, 7/1/29	2,106,600
		$5,925,066
Housing — 6.4%
$650	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	$653,510
2,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	2,014,200
		$2,667,710
Industrial Development Revenue — 1.7%
$695	Massachusetts IFA, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$705,592
		$705,592
Insured-Education — 16.7%
$1,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39(1)	$1,145,840
1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	1,106,230
455	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), Variable Rate, 8.34%, 9/1/32(2)(3)	610,542
1,600	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,670,560
850	Massachusetts HEFA, (Berklee College of Music), (MBIA), Variable Rate, 6.48%, 10/1/27(2)(4)	898,416
1,000	Massachusetts HEFA, (Northeastern University), (MBIA), 5.00%, 10/1/29	1,021,750

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$500	Massachusetts HEFA, (UMass-Worcester Campus), (FGIC), 5.25%, 10/1/31	$526,165
		$6,979,503
Insured-Electric Utilities — 1.9%
$750	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29	$789,060
		$789,060
Insured-General Obligations — 7.2%
$1,000	Massachusetts, (AMBAC), Variable Rate, 9.075%, 8/1/30(2)(3)	$1,441,470
500	Plymouth, (MBIA), 5.25%, 10/15/20	531,030
900	Puerto Rico, (FSA), Variable Rate, 6.199%, 7/1/27(2)(3)	1,032,237
		$3,004,737
Insured-Miscellaneous — 12.7%
$2,000	Boston Convention Center, (AMBAC), 5.00%, 5/1/27	$2,047,720
2,750	Massachusetts Development Finance Agency, (WGBH), (AMBAC), 5.75%, 1/1/42	3,265,515
		$5,313,235
Insured-Special Tax Revenue — 6.1%
$1,500	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,539,165
680	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	236,715
385	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	85,551
570	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	179,744
3,250	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	495,073
		$2,536,248
Insured-Transportation — 6.1%
$1,020	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/29	$340,323
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 6.456%, 1/1/37(2)(3)	1,144,044
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 6.479%, 7/1/28(2)(3)	1,076,010
		$2,560,377

Principal Amount (000's omitted)	Security	Value
Nursing Home — 2.7%
$500	Boston, IDA (Alzheimers Center), (FHA), 6.00%, 2/1/37	$516,240
600	Massachusetts HEFA, (Christopher House), 6.875%, 1/1/29	603,120
		$1,119,360
Senior Living / Life Care — 3.6%
$1,500	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.625%, 7/1/29	$1,509,795
		$1,509,795
Special Tax Revenue — 2.7%
$1,000	Massachusetts Bay Transportation Authority, (Sales Tax Revenue), 5.25%, 7/1/34	$1,112,870
		$1,112,870
Transportation — 5.8%
$1,350	Massachusetts Bay Transportation Authority, Variable Rate, 6.23%, 3/1/27(2)(4)	$1,404,918
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,000,740
		$2,405,658
Water and Sewer — 16.4%
$2,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$2,049,420
2,000	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,102,780
965	Massachusetts Water Pollution Abatement Trust, 5.375%, 8/1/27	1,010,210
2,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	1,677,160
		$6,839,570
Total Tax-Exempt Investments — 149.2% (identified cost $59,269,853)		$62,259,678
Other Assets, Less Liabilities — 2.3%		$966,325
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.5)%		$(21,503,886)
Net Assets Applicable to Common Shares — 100.0%		$41,722,117

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

ACA - ACA Financial Guaranty Corporation

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2006, 34.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 16.5% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $7,607,637 or 18.2% of the Trust's net assets applicable to common shares.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.0%
Principal Amount (000's omitted)	Security	Value
Education — 5.9%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.90%, 12/1/27	$1,312,387
540	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	545,141
		$1,857,528
Electric Utilities — 7.4%
$1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$1,282,662
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,025,500
		$2,308,162
Escrowed / Prerefunded — 7.0%
$500	Kent Hospital Finance Authority, (Spectrum Health), Prerefunded to 7/15/11, 5.50%, 1/15/31	$543,155
750	Michigan Hospital Finance Authority, (Ascension Health Care), Prerefunded to 11/15/09, 6.125%, 11/15/26	814,192
800	Woodhaven Brownstown School District, Prerefunded to 5/1/12, 5.125%, 5/1/32	854,448
		$2,211,795
General Obligations — 17.7%
$500	East Grand Rapids Public Schools, 5.00%, 5/1/25	$517,180
500	Garden City School District, 5.00%, 5/1/26	511,895
5,335	Grand Rapids and Kent County Joint Building Authority, 0.00%, 12/1/29	1,686,927
1,000	Manistee Area Public Schools, 5.00%, 5/1/24	1,035,710
750	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	772,357
1,000	White Cloud Public Schools, 5.125%, 5/1/31	1,025,880
		$5,549,949
Health Care-Miscellaneous — 0.7%
$220	Pittsfield Township EDC, (Arbor Hospice), 7.875%, 8/15/27	$225,953
		$225,953
Hospital — 26.8%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$537,765
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	128,471

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	$128,866
530	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	560,581
500	Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	514,005
1,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,013,390
1,000	Michigan Hospital Finance Authority, (Henry Ford Health), 5.25%, 11/15/20	1,013,270
1,000	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,012,410
750	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	780,720
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	781,237
1,000	Michigan Hospital Finance Authority, (Trinity Health), 6.00%, 12/1/27	1,083,540
800	Saginaw Hospital Finance Authority, (Covenant Medical Center), 6.50%, 7/1/30	872,744
		$8,426,999
Industrial Development Revenue — 7.7%
$1,000	Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$1,009,530
800	Dickinson County Economic Development Corp., (International Paper Co.), 5.75%, 6/1/16	850,992
625	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	567,475
		$2,427,997
Insured-Education — 0.8%
$250	Central Michigan University, (AMBAC), 4.75%, 10/1/29	$251,578
		$251,578
Insured-Electric Utilities — 6.3%
$1,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	$1,045,210
500	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	518,480
400	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 5.793%, 7/1/33(1)(2)	408,208
		$1,971,898

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 20.4%
$1,000	Central Montcalm Public Schools, (MBIA), Prerefunded to 5/1/09, 6.00%, 5/1/29	$1,063,430
2,000	Fenton Area Public Schools, (FGIC), Prerefunded to 5/1/08, 5.00%, 5/1/24	2,049,660
2,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25(3)	2,157,780
600	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 7.979%, 7/1/26(1)(2)	630,036
455	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.334%, 7/1/28(1)(2)	495,013
		$6,395,919
Insured-General Obligations — 18.7%
$1,000	Brandon School District, (FSA), 4.50%, 5/1/33(4)	$967,370
1,000	Brandon School District, (FSA), 4.50%, 5/1/35(4)	963,160
650	Detroit School District, (FGIC), 4.75%, 5/1/28(3)	651,528
200	Eaton Rapids Public Schools, (MBIA), 4.75%, 5/1/25	201,210
595	Paw Paw Public School District, (MBIA), 4.75%, 5/1/28	599,897
600	Paw Paw Public School District, (MBIA), 4.75%, 5/1/31	602,568
700	Puerto Rico, (FSA), Variable Rate, 6.199%, 7/1/27(1)(2)	802,851
1,000	St. Johns Public Schools, (FGIC), 5.10%, 5/1/25	1,085,580
		$5,874,164
Insured-Hospital — 6.6%
$1,000	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	$1,031,020
1,000	Saginaw Hospital Finance Authority, (Covenant Medical Center), (MBIA), 5.50%, 7/1/24	1,047,470
		$2,078,490
Insured-Sewer Revenue — 3.3%
$1,000	Detroit Sewer Disposal, (FGIC), 5.125%, 7/1/31	$1,030,230
		$1,030,230
Insured-Special Tax Revenue — 7.4%
$2,250	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	$2,309,603
		$2,309,603
Insured-Student Loan — 3.3%
$1,000	Michigan Higher Education Student Loan Authority Revenue, (AMBAC), (AMT), 5.50%, 6/1/25(5)	$1,027,220
		$1,027,220

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 8.7%
$670	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 6.479%, 7/1/28(1)(2)	$720,927
2,000	Wayne Charter County Airport, Residual Certificates, (MBIA), (AMT), Variable Rate, 6.24%, 12/1/28(1)(6)	2,021,600
		$2,742,527
Insured-Water Revenue — 7.2%
$1,650	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	$1,679,931
550	Detroit Water Supply System, (MBIA), 5.00%, 7/1/30	566,368
		$2,246,299
Lease Revenue / Certificates of Participation — 0.8%
$250	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$254,628
		$254,628
Transportation — 1.3%
$375	Kent County Airport Facility, Variable Rate, 8.69%, 1/1/25(1)(2)	$393,075
		$393,075
Total Tax-Exempt Investments — 158.0% (identified cost $46,362,184)		$49,584,014
Other Assets, Less Liabilities — (2.2)%		$(695,112)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.8)%		$(17,500,000)
Net Assets Applicable to Common Shares — 100.0%		$31,388,902

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2006,

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

52.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 23.2% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $5,471,710 or 17.4% of the Trust's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

(3)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(4)  When-issued security.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.6%
Principal Amount (000's omitted)	Security	Value
Education — 4.8%
$3,250	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	$3,328,000
		$3,328,000
Electric Utilities — 9.5%
$5,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$5,087,400
1,500	Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,585,530
		$6,672,930
Escrowed / Prerefunded — 5.8%
$3,935	New Jersey Educational Facilities Authority, (Princeton University), Prerefunded to 7/1/10, 5.00%, 7/1/20	$4,080,241
		$4,080,241
General Obligations — 5.2%
$3,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	$3,604,335
		$3,604,335
Hospital — 25.6%
$100	Camden County, Improvements Authority, (Cooper Health System), 5.00%, 2/15/25	$100,301
90	Camden County, Improvements Authority, (Cooper Health System), 5.00%, 2/15/35	89,504
100	Camden County, Improvements Authority, (Cooper Health System), 5.25%, 2/15/27	102,129
2,750	Camden County, Improvements Authority, (Cooper Health System), 5.75%, 2/15/34	2,887,967
1,035	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	1,097,493
2,140	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/27	2,158,361
1,765	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	1,806,107
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	2,110,800
450	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	453,330
750	New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 6.50%, 7/1/21	823,612
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,109,380

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$1,450	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	$1,576,802
1,900	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth's Hospital), 6.00%, 7/1/20	1,964,087
600	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	660,936
		$17,940,809
Industrial Development Revenue — 9.9%
$1,000	Gloucester County, Improvements Authority, (Waste Management, Inc.), (AMT), 7.00%, 12/1/29	$1,089,580
3,000	Middlesex County Pollution Control Authority, (Amerada Hess Corp.), 6.05%, 9/15/34	3,208,200
1,000	New Jersey EDA, (Anheuser-Busch), (AMT), 5.85%, 12/1/30	1,021,380
750	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	744,457
750	New Jersey EDA, (Continental Airlines), (AMT), 9.00%, 6/1/33	829,965
		$6,893,582
Insured-Education — 3.9%
$1,100	New Jersey Educational Facilities Authority, (Kean University), (MBIA), 4.50%, 7/1/37	$1,059,850
1,600	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 7.615%, 7/1/33(1)(2)	1,682,160
		$2,742,010
Insured-Electric Utilities — 1.8%
$1,250	Vineland, (Electric Utility), (MBIA), (AMT), 5.25%, 5/15/26	$1,292,037
		$1,292,037
Insured-Escrowed / Prerefunded — 5.1%
$1,580	New Jersey EDA, (FSA), Prerefunded to 5/1/09, Variable Rate, 7.137%, 5/1/17(1)(2)	$1,787,217
1,500	New Jersey Turnpike Authority, RITES, (MBIA), Prerefunded to 1/1/10, Variable Rate, 7.933%, 1/1/30(1)(2)	1,771,695
		$3,558,912
Insured-Gas Utilities — 7.2%
$5,000	New Jersey EDA, (New Jersey Natural Gas Co.), (FGIC), 4.90%, 10/1/40	$5,022,350
		$5,022,350

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 13.4%
$1,065	Freehold Township, Board of Education, (MBIA), 4.375%, 2/15/32	$1,023,433
3,500	Irvington Township, (FSA), 0.00%, 7/15/24	1,471,225
5,500	Irvington Township, (FSA), 0.00%, 7/15/25	2,191,640
750	Madison Boro, Board of Education, (MBIA), 4.75%, 7/15/35	754,103
600	Monroe Township, Board of Education, (MBIA), 4.50%, 4/1/33	585,798
1,531	Stafford Township, (MBIA), 3.00%, 7/1/30	1,162,672
1,945	Washington Township, Board of Education, Gloucester County, (FSA), 5.25%, 1/1/28	2,157,900
		$9,346,771
Insured-Housing — 5.2%
$3,390	New Jersey Housing and Mortgage Finance Agency, (FSA), (AMT), 5.05%, 5/1/34	$3,396,712
230	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing, (FSA), 5.75%, 5/1/25	238,982
		$3,635,694
Insured-Lease Revenue / Certificates of Participation — 1.0%
$700	Gloucester County, Improvements Authority, (MBIA), 4.75%, 9/1/30	$705,425
		$705,425
Insured-Special Tax Revenue — 14.1%
$12,030	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	$4,986,074
7,100	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/27	2,522,914
6,000	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/25(3)	2,357,280
		$9,866,268
Insured-Transportation — 14.0%
$1,000	Delaware River Port Authority, (FSA), 5.625%, 1/1/26	$1,055,760
3,250	Delaware River Port Authority, (FSA), 5.75%, 1/1/26(4)	3,448,023
9,230	New Jersey Transportation Trust Fund Authority, (AMBAC), 0.00%, 12/15/36(5)	2,045,183
1,250	Newark Housing Authority, (Newark Marine Terminal), (MBIA), Variable Rate, 6.358%, 1/1/37(1)(2)	1,348,613
2,000	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	1,898,560
		$9,796,139

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 6.8%
$5,000	Rahway Valley Sewerage Authority, (MBIA), 0.00%, 9/1/27	$1,766,000
10,000	Rahway Valley Sewerage Authority, (MBIA), 0.00%, 9/1/30	3,013,500
		$4,779,500
Nursing Home — 2.9%
$1,000	New Jersey EDA, (Masonic Charity Foundation), 5.50%, 6/1/31	$1,053,410
960	New Jersey EDA, (Victoria Health), 5.20%, 12/20/36(1)	1,003,574
		$2,056,984
Other Revenue — 4.7%
$7,200	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$454,032
6,100	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	205,875
950	Tobacco Settlement Financing Corp., 6.75%, 6/1/39	1,059,934
1,250	Tobacco Settlement Financing Corp., Variable Rate, 9.264%, 6/1/39(1)(6)(7)	1,539,313
		$3,259,154
Senior Living / Life Care — 2.4%
$1,700	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	$1,708,959
		$1,708,959
Special Tax Revenue — 5.5%
$750	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	$779,333
1,310	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	1,391,718
1,500	New Jersey EDA, (Cigarette Tax), Variable Rate, 7.40%, 6/15/34(1)(6)	1,666,680
		$3,837,731
Transportation — 4.8%
$1,600	Port Authority of New York and New Jersey, Variable Rate, 7.512%, 3/1/28(1)(2)	$2,125,200
1,175	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,201,038
		$3,326,238

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Value
Total Tax-Exempt Investments — 153.6% (identified cost $102,090,153)	$107,454,069
Other Assets, Less Liabilities — 0.7%	$520,969
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.3)%	$(38,006,662)
Net Assets Applicable to Common Shares — 100.0%	$69,968,376

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2006, 47.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 23.8% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $12,924,452 or 18.5% of the Trust's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(5)  When-issued security.

(6)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

(7)  Security is subject to a shortfall and forbearance agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 150.9%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.3%
$1,150	Suffolk County IDA, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,064,463
		$1,064,463
Education — 9.0%
$1,000	Dutchess County IDA, (Marist College), 5.00%, 7/1/20	$1,022,390
1,145	Hempstead IDA, (Adelphi University), 4.50%, 10/1/24	1,110,833
450	Hempstead IDA, (Adelphi University), 5.00%, 10/1/35	456,844
4,980	Hempstead IDA, (Hofstra University Civic Facilities), 5.00%, 7/1/33	5,044,989
		$7,635,056
Electric Utilities — 15.5%
$455	Long Island Power Authority, Electric System Revenue, 4.50%, 12/1/24	$446,319
1,575	Long Island Power Authority, Electric System Revenue, 5.00%, 12/1/35	1,614,249
1,000	Long Island Power Authority, Electric System Revenue, 5.375%, 9/1/25	1,052,850
4,100	New York Power Authority, 5.25%, 11/15/40	4,263,918
1,500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,526,220
2,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	2,051,000
2,100	Suffolk County IDA, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	2,150,736
		$13,105,292
Escrowed / Prerefunded — 5.9%
$200	New York City IDA, (Ohel Children's Home), Prerefunded to 3/15/22, 6.25%, 8/15/22	$212,610
4,385	New York Dormitory Authority, (Court Facility), Prerefunded to 5/15/10, 6.00%, 5/15/39	4,787,411
		$5,000,021
General Obligations — 10.6%
$1,275	New York, 4.25%, 3/15/36	$1,176,723
6,000	New York City, 5.25%, 9/15/33	6,267,120
1,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	1,544,715
		$8,988,558

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous — 6.3%
$1,250	New York City IDA, (A Very Special Place, Inc.), 5.75%, 1/1/29	$1,222,125
1,300	New York City IDA, Civic Facility Revenue, (Ohel Children's Home), 6.25%, 8/15/22	1,180,257
100	Suffolk County IDA, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	107,754
140	Suffolk County IDA, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	150,856
2,600	Westchester County IDA, (Children's Village), 5.375%, 3/15/19	2,639,754
		$5,300,746
Hospital — 17.8%
$220	Chautauqua County IDA, (Womans Christian Association), 6.35%, 11/15/17	$230,771
485	Chautauqua County IDA, (Womans Christian Association), 6.40%, 11/15/29	505,108
1,250	Fulton County IDA, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,235,937
2,500	Monroe County IDA, (Highland Hospital of Rochester), 5.00%, 8/1/25	2,481,250
400	Nassau County IDA, Civic Facility Revenue, (North Shore Health System), 6.25%, 11/1/21	429,880
2,700	New York City Health and Hospital Corp., (Health System), 5.25%, 2/15/17	2,769,147
300	New York City Health and Hospital Corp., (Health System), 5.375%, 2/15/26	308,934
1,500	New York Dormitory Authority Revenue, (Lenox Hill Hospital), 5.50%, 7/1/30	1,506,450
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,062,340
1,250	Oneida County IDA, (St. Elizabeth Hospital), 5.75%, 12/1/19	1,265,962
2,105	Suffolk County IDA, Civic Facility, (Huntington Hospital), 6.00%, 11/1/22	2,233,216
		$15,028,995
Housing — 6.4%
$1,045	New York City Housing Development Corp., (Multi-Family Housing), 4.65%, 5/1/26	$1,042,941
3,000	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	3,074,370
1,250	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	1,259,937
		$5,377,248

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 13.7%
$2,000	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$2,172,320
1,000	Liberty Development Corp., (Goldman Sachs Group, Inc.), (Residuals), Variable Rate, 8.36%, 10/1/35(1)(2)	1,258,480
1,500	New York City IDA, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/12	1,642,860
2,440	New York City IDA, (Liberty-IAC), 5.00%, 9/1/35	2,452,371
775	Onondaga County IDA, (Aero Syracuse Cargo), (AMT), 6.125%, 1/1/32	816,253
2,500	Onondaga County IDA, (Anheuser-Busch), (AMT), 6.25%, 12/1/34	2,649,775
550	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	568,122
		$11,560,181
Insured-Education — 1.9%
$900	New York Dormitory Authority, (New York University), (MBIA), Variable Rate, 13.955%, 7/1/27(1)(2)	$1,630,305
		$1,630,305
Insured-Electric Utilities — 1.0%
$800	Puerto Rico Electric Power Authority, RITES, (MBIA), Variable Rate, 5.793%, 7/1/33(1)(2)	$816,416
		$816,416
Insured-Escrowed / Prerefunded — 3.0%
$1,000	New York City, Trust for Cultural Resources, (Museum of History), Prerefunded to 7/1/19, (AMBAC), Variable Rate, 9.749%, 7/1/29(1)(2)	$1,200,730
1,190	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.334%, 7/1/28(1)(2)	1,294,649
		$2,495,379
Insured-General Obligations — 2.8%
$575	Brookhaven, (MBIA), 2.00%, 5/1/26	$374,198
1,750	Puerto Rico, (FSA), Variable Rate, 6.199%, 7/1/27(1)(2)	2,007,127
		$2,381,325
Insured-Hospital — 6.7%
$5,000	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/23(3)(4)	$5,658,700
		$5,658,700

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 12.6%
$1,500	New York Convention Center, (AMBAC), 4.75%, 11/15/45	$1,480,470
1,750	New York Convention Center, (AMBAC), 5.00%, 11/15/44	1,792,228
2,975	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	1,035,627
4,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,167,660
11,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	2,583,191
12,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	2,017,080
1,800	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	567,612
		$10,643,868
Insured-Transportation — 12.5%
$2,325	Monroe County Airport Authority, (MBIA), (AMT), Variable Rate, 7.87%, 1/1/17(1)(5)	$2,856,402
2,735	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29	2,873,829
1,750	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), Variable Rate, 7.38%, 4/1/29(1)(5)	1,927,678
970	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	920,802
1,950	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	1,994,226
		$10,572,937
Insured-Water Revenue — 1.2%
$1,000	Nassau County IDA, (AMBAC), 5.00%, 12/1/35	$1,017,020
		$1,017,020
Other Revenue — 3.3%
$1,285	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,323,679
1,250	Puerto Rico Infrastructure Financing Authority, Variable Rate, 6.837%, 10/1/32(1)(2)	1,500,825
		$2,824,504
Senior Living / Life Care — 3.4%
$1,450	Mount Vernon IDA, (Wartburg Senior Housing, Inc. - Meadowview), 6.20%, 6/1/29	$1,480,726
250	Suffolk County IDA, (Jeffersons Ferry), 5.00%, 11/1/28(6)	248,158

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care (continued)
$1,000	Suffolk County IDA, (Jeffersons Ferry), 7.20%, 11/1/19	$1,117,470
		$2,846,354
Transportation — 12.1%
$6,000	Metropolitan Transportation Authority of New York, 5.25%, 11/15/32	$6,272,580
1,300	Port Authority of New York and New Jersey, (AMT), Variable Rate, 5.162%, 6/15/33(1)(5)	1,236,170
333	Port Authority of New York and New Jersey, (AMT), Variable Rate, 5.562%, 12/1/34(1)(2)	313,886
1,800	Port Authority of New York and New Jersey, Variable Rate, 7.512%, 3/1/28(1)(2)	2,390,850
		$10,213,486
Water and Sewer — 3.9%
$735	New York City, Municipal Water Finance Authority, 4.50%, 6/15/33	$713,163
2,625	New York City, Municipal Water Finance Authority, 4.75%, 6/15/38	2,601,454
		$3,314,617
Total Tax-Exempt Investments — 150.9% (identified cost $122,175,366)		$127,475,471
Other Assets, Less Liabilities — 1.8%		$1,505,244
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.7)%		$(44,521,939)
Net Assets Applicable to Common Shares — 100.0%		$84,458,776

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2006, 27.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 12.7% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $18,433,518 or 21.8% of the Trust's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(5)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

(6)  When-issued security.

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.1%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.4%
$385	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$388,149
200	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	206,614
		$594,763
Education — 3.8%
$1,500	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 6.22%, 10/1/29(1)(2)	$1,640,370
		$1,640,370
Electric Utilities — 3.6%
$500	Clyde Electric System Revenue, (AMT), 6.00%, 11/15/14	$516,815
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,025,500
		$1,542,315
Escrowed / Prerefunded — 8.9%
$1,000	Delaware County, Prerefunded to 12/1/10, 6.00%, 12/1/25	$1,101,620
1,000	Franklin County, (Childrens Hospital), Prerefunded to 5/1/09, 5.20%, 5/1/29	1,058,620
1,530	Hamilton City School District, Prerefunded to 12/1/09, 5.625%, 12/1/24	1,640,099
		$3,800,339
Hospital — 17.8%
$550	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$579,271
600	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46(3)	618,414
1,500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	1,571,265
600	Highland County, (Joint Township Hospital District), 6.75%, 12/1/29	629,994
1,250	Parma Community General Hospital Association, 5.35%, 11/1/18	1,307,837
1,750	Parma Community General Hospital Association, 5.375%, 11/1/29	1,831,970
1,000	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	1,076,320
		$7,615,071

Principal Amount (000's omitted)	Security	Value
Housing — 8.2%
$1,000	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 5.00%, 9/1/36	$1,001,610
2,500	Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,521,650
		$3,523,260
Industrial Development Revenue — 11.5%
$1,385	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,217,997
1,300	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	1,355,952
2,250	Ohio Water Development Authority, (Anheuser-Busch), (AMT), 6.00%, 8/1/38	2,368,417
		$4,942,366
Insured-Education — 5.6%
$1,000	Ohio Higher Educational Facilities, (University of Dayton), (AMBAC), 5.50%, 12/1/30	$1,069,160
1,250	University of Cincinnati, (FGIC), 5.25%, 6/1/24	1,322,162
		$2,391,322
Insured-Electric Utilities — 4.7%
$2,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	$822,060
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,171,350
		$1,993,410
Insured-Escrowed / Prerefunded — 8.5%
$245	Cuyahoga County Hospital, (MBIA), Escrowed to Maturity, 5.125%, 1/1/29(4)	$252,210
1,000	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/22	1,093,040
495	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 6.00%, 12/1/22	551,024
1,500	University of Akron, (FGIC), Prerefunded to 1/1/10, Variable Rate, 7.72%, 1/1/29(1)(2)	1,731,345
		$3,627,619
Insured-General Obligations — 14.8%
$2,455	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/30	$742,883
1,255	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/33	325,246

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$610	Pickerington Ohio Local School District, (MBIA), 4.00%, 12/1/26	$553,825
1,000	Puerto Rico, (FSA), Variable Rate, 6.199%, 7/1/27(1)(5)	1,146,930
400	Puerto Rico, (MBIA), Variable Rate, 9.115%, 7/1/20(1)(5)	546,160
2,860	Springfield City School District, Clark County, (FGIC), 5.20%, 12/1/23	3,033,116
		$6,348,160
Insured-Hospital — 6.6%
$255	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29(4)	$262,505
1,000	Hamilton County, (Cincinnati Childrens Hospital), (FGIC), 5.00%, 5/15/32	1,024,570
1,500	Hamilton County, (Cincinnati Childrens Hospital), (FGIC), 5.125%, 5/15/28	1,557,000
		$2,844,075
Insured-Industrial Development Revenue — 1.7%
$725	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (FGIC), 4.80%, 1/1/34	$725,710
		$725,710
Insured-Lease Revenue / Certificates of Participation — 6.6%
$1,500	Cleveland, Certificates of Participation, (Cleveland Stadium), (AMBAC), 5.25%, 11/15/22	$1,555,635
600	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.90%, 6/1/24(1)(5)	750,564
500	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	510,230
		$2,816,429
Insured-Special Tax Revenue — 13.3%
$2,000	Delaware County, Sewer District, (MBIA), 4.75%, 12/1/24	$2,021,780
2,000	Hamiliton County Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	2,093,640
2,235	Hamilton County Sales Tax Revenue, (AMBAC), 0.00%, 12/1/28	755,341
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	800,100
		$5,670,861

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 9.0%
$500	Cleveland Airport System Revenue, (FSA), 5.00%, 1/1/31	$508,265
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24	1,141,570
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	1,138,890
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 6.479%, 7/1/28(1)(5)	1,076,010
		$3,864,735
Lease Revenue / Certificates of Participation — 3.2%
$1,300	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	$1,359,410
		$1,359,410
Other Revenue — 2.8%
$1,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 6.837%, 10/1/32(1)(5)	$1,200,660
		$1,200,660
Pooled Loans — 11.4%
$530	Cleveland-Cuyahoga County Port Authority, (Myers University), 5.60%, 5/15/25	$544,156
550	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	561,710
1,020	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,061,749
1,215	Rickenbacker Port Authority, Oasbo Expanded Asset Pooled Loan, 5.375%, 1/1/32	1,283,028
325	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	325,111
1,100	Toledo-Lucas County Port Authority, 5.40%, 5/15/19	1,117,149
		$4,892,903
Special Tax Revenue — 5.2%
$600	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$641,232
1,400	Cuyahoga County, Economic Development, (Shaker Square), 6.75%, 12/1/30(6)	1,586,074
		$2,227,306
Transportation — 2.1%
$875	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/34	$875,831
		$875,831

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 2.4%
$1,000	Ohio Water Development Authority, (Fresh Water Improvement), 5.00%, 12/1/28	$1,032,940
		$1,032,940
Total Tax-Exempt Investments — 153.1% (identified cost $61,274,073)		$65,529,855
Other Assets, Less Liabilities — 1.8%		$787,288
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.9)%		$(23,502,026)
Net Assets Applicable to Common Shares — 100.0%		$42,815,117

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2006, 46.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 17.8% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $8,092,039 or 18.9% of the Trust's net assets applicable to common shares.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

(3)  When-issued security.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

(6)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 154.8%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 5.5%
$525	Carbon County IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$555,403
500	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	499,940
500	Pennsylvania EDA, (Northampton Generating), (AMT), 6.60%, 1/1/19	500,915
675	Pennsylvania EDA, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	668,952
		$2,225,210
Education — 1.5%
$600	Philadelphia HEFA, (Chestnut Hill College), 6.00%, 10/1/29	$609,084
		$609,084
Electric Utilities — 3.1%
$600	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	$638,886
600	York County IDA, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	631,428
		$1,270,314
Escrowed / Prerefunded — 5.5%
$1,500	Pennsylvania HEFA, (Drexel University), Prerefunded to 5/1/09, 6.00%, 5/1/29	$1,593,435
600	Philadelphia, IDA, (Franklin Institute), Escrowed to Maturity, 5.20%, 6/15/26	615,654
		$2,209,089
Health Care-Miscellaneous — 5.4%
$600	Allegheny County IDA, (Residential Resources, Inc.), 6.50%, 9/1/21	$628,980
1,500	Chester County HEFA, (Devereux Foundation), 6.00%, 11/1/29	1,560,825
		$2,189,805
Hospital — 11.7%
$750	Lancaster County Hospital Authority, 5.50%, 3/15/26	$778,312
1,250	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,288,650
500	Monroe County Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	526,760

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$360	Montgomery County Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	$373,504
850	Pennsylvania HEFA, (UPMC Health System), 6.00%, 1/15/31	920,830
300	St. Mary Hospital Authority, (Catholic Health East), 5.375%, 11/15/34	311,952
500	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	525,235
		$4,725,243
Housing — 3.0%
$1,200	Pennsylvania HFA, (AMT), 4.875%, 4/1/26	$1,203,768
		$1,203,768
Industrial Development Revenue — 8.6%
$500	New Morgan IDA, (New Morgan Landfill), (AMT), 6.50%, 4/1/19	$496,255
1,000	Pennsylvania EDA, (Proctor & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,086,500
500	Pennsylvania EDA, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	503,605
1,550	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,407,338
		$3,493,698
Insured-Education — 16.6%
$1,900	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	$1,996,083
1,000	Northampton County HEFA, (Lafayette College), (MBIA), 5.00%, 11/1/27	1,013,630
1,000	Pennsylvania HEFA, (Bryn Mawr College), (AMBAC), 5.125%, 12/1/29	1,038,820
2,000	Pennsylvania HEFA, (State System Higher Education), (FSA), 5.00%, 6/15/24	2,053,200
600	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 7.615%, 7/1/33(1)(2)	630,810
		$6,732,543
Insured-Electric Utilities — 5.2%
$460	Lehigh County, IDA, Pollution Control, (FGIC), Variable Rate, 6.82%, 2/15/27(1)(2)	$459,982
600	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.28%, 7/1/29(1)(2)	693,744
835	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 8.28%, 7/1/29(1)(2)	965,460
		$2,119,186

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 23.6%
$1,000	Allegheny County Sanitation and Sewer Authority, (MBIA), Prerefunded to 12/1/10, 5.50%, 12/1/24	$1,075,490
650	Berks County Municipal Authority, (Reading Hospital and Medical Center), (FSA), Prerefunded to 11/1/09, 6.00%, 11/1/29	709,124
490	Dauphin County General Authority, (Pinnacle Health System), (MBIA), Prerefunded to 5/15/07, 5.50%, 5/15/27	503,372
2,000	Pennsylvania HEFA, (Temple University), (MBIA), Escrowed to Maturity, 5.00%, 4/1/29(3)	2,044,580
2,600	Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	2,620,098
800	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 7.979%, 7/1/26(1)(2)	840,048
595	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.334%, 7/1/28(1)(2)	647,324
2,000	Westmoreland County Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,095,580
		$9,535,616
Insured-General Obligations — 11.3%
$1,000	Butler Area School District, (FGIC), 0.00%, 9/15/28	$338,460
1,410	McKeesport Area School District, (FSA), 0.00%, 10/1/34	344,421
2,000	Philadelphia, (FSA), 5.00%, 3/15/28	2,037,780
1,000	Puerto Rico, (FSA), Variable Rate, 6.199%, 7/1/27(1)(2)	1,146,930
2,295	Reading School District, (FGIC), 0.00%, 1/15/30	721,502
		$4,589,093
Insured-Hospital — 13.9%
$510	Dauphin County General Authority, (Pinnacle Health System), (MBIA), 5.50%, 5/15/27	$521,664
500	Delaware County Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	504,070
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (MBIA), 5.25%, 7/1/29	1,558,245
3,000	Montgomery County HEFA, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	3,040,110
		$5,624,089
Insured-Special Tax Revenue — 6.0%
$1,000	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$1,035,220
6,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	1,403,520
		$2,438,740

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 10.1%
$1,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	$1,022,730
950	Pennsylvania Turnpike Commission, (FSA), Variable Rate, 8.21%, 1/15/23(1)(2)	1,270,416
1,005	Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,040,637
600	Puerto Rico Highway and Transportaton Authority, RITES, (CIFG) Variable Rate, 7.293%, 7/1/41(1)(2)	757,800
		$4,091,583
Insured-Water and Sewer — 9.0%
$500	Delaware County IDA, (Water Facilities), (FGIC), (AMT), 6.00%, 6/1/29	$531,205
1,000	Philadelphia Water and Wastewater, (FGIC), 5.00%, 11/1/31	1,023,360
2,000	Pittsburgh Water and Sewer Authority, (AMBAC), 5.125%, 12/1/31	2,076,160
		$3,630,725
Senior Living / Life Care — 9.3%
$600	Bucks County IDA, (Pennswood), 6.00%, 10/1/27	$630,210
1,000	Cliff House Trust (AMT), 6.625%, 6/1/27	588,300
500	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	513,020
500	Lancaster County Hospital Authority, (Health Center), 5.875%, 6/1/31	521,300
925	Montgomery County HEFA, (Faulkeways at Gwynedd), 6.75%, 11/15/30	1,018,314
200	Montgomery County, IDA, (Foulkeways at Gwynedd), 5.00%, 12/1/24(4)	200,016
300	Montgomery County, IDA, (Foulkeways at Gwynedd), 5.00%, 12/1/30(4)	296,658
		$3,767,818
Transportation — 5.5%
$11,200	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,225,776
225	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	226,285
495	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	493,480
270	Pennsylvania EDA, (Amtrak), (AMT), 6.25%, 11/1/31	289,030
		$2,234,571

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Value
Total Tax-Exempt Investments — 154.8% (identified cost $59,280,486)	$62,690,175
Other Assets, Less Liabilities — 0.8%	$316,917
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.6)%	$(22,504,129)
Net Assets Applicable to Common Shares — 100.0%	$40,502,963

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2006, 61.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 24.6% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $7,412,514 or 18.3% of the Trust's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2006.

(3)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(4)  When-issued security.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of May 31, 2006

	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
Assets
Investments —
Identified cost	$163,596,007	$94,970,986	$59,269,853	$46,362,184
Unrealized appreciation	7,898,315	4,289,616	2,989,825	3,221,830
Investments, at value	$171,494,322	$99,260,602	$62,259,678	$49,584,014
Cash	$529,954	$538,863	$—	$162
Receivable for investments sold	7,500	—	—	634,757
Interest receivable	2,204,115	944,167	1,023,721	686,034
Receivable for daily variation margin on open financial futures contracts	85,938	45,312	31,963	5,480
Prepaid expenses	6,235	6,235	6,236	2,507
Total assets	$174,328,064	$100,795,179	$63,321,598	$50,912,954
Liabilities
Payable for investments purchased	$—	$158,780	$—	$—
Payable to affiliate for administration fee	28,946	17,037	10,710	8,294
Payable for when-issued securities	3,193,623	—	—	1,936,580
Due to custodian	—	—	3,779	—
Payable to affiliate for Trustees' fees	1,150	897	212	234
Payable to affiliate for investment advisory fees	101,309	59,630	37,486	29,028
Accrued expenses	61,127	51,063	43,408	49,916
Total liabilities	$3,386,155	$287,407	$95,595	$2,024,052
Auction preferred shares at liquidation value plus cumulative unpaid dividends	59,020,028	35,500,000	21,503,886	17,500,000
Net assets applicable to common shares	$111,921,881	$65,007,772	$41,722,117	$31,388,902
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$71,815	$42,574	$27,141	$21,163
Additional paid-in capital	106,462,788	63,254,539	40,196,540	31,450,960
Accumulated net realized loss (computed on the basis of identified cost)	(3,335,851)	(3,065,878)	(1,732,015)	(3,509,546)
Accumulated undistributed net investment income	650,954	395,250	208,238	194,072
Net unrealized appreciation (computed on the basis of identified cost)	8,072,175	4,381,287	3,022,213	3,232,253
Net assets applicable to common shares	$111,921,881	$65,007,772	$41,722,117	$31,388,902
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	2,360	1,420	860	700
Common Shares Outstanding
	7,181,488	4,257,408	2,714,063	2,116,294
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.58	$15.27	$15.37	$14.83

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of May 31, 2006

	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
Assets
Investments —
Identified cost	$102,090,153	$122,175,366	$61,274,073	$59,280,486
Unrealized appreciation	5,363,916	5,300,105	4,255,782	3,409,689
Investments, at value	$107,454,069	$127,475,471	$65,529,855	$62,690,175
Cash	$596,574	$60,678	$—	$—
Receivable for investments sold	234,496	—	511,075	10,050
Interest receivable	1,783,478	1,788,245	1,082,031	1,047,322
Receivable for daily variation margin on open financial futures contracts	54,336	70,781	22,054	—
Receivable for open interest rate swap contracts	—	—	—	91,004
Prepaid expenses	6,235	2,356	6,235	2,507
Total assets	$110,129,188	$129,397,531	$67,151,250	$63,841,058
Liabilities
Payable to affiliate for administration fee	$18,300	$21,830	$11,223	$10,656
Payable for when-issued securities	2,012,509	247,990	611,826	495,827
Due to custodian	—	—	130,610	236,056
Payable to affiliate for Trustees' fees	897	897	211	224
Payable to affiliate for investment advisory fees	64,051	76,406	39,280	37,295
Accrued expenses	58,393	69,693	40,957	53,908
Total liabilities	$2,154,150	$416,816	$834,107	$833,966
Auction preferred shares at liquidation value plus cumulative unpaid dividends	38,006,662	44,521,939	23,502,026	22,504,129
Net assets applicable to common shares	$69,968,376	$84,458,776	$42,815,117	$40,502,963
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$46,215	$53,753	$28,293	$27,085
Additional paid-in capital	68,598,221	79,783,608	42,034,343	40,248,830
Accumulated net realized loss (computed on the basis of identified cost)	(4,457,975)	(1,233,797)	(3,788,928)	(3,488,324)
Accumulated undistributed net investment income	362,940	483,361	252,498	214,679
Net unrealized appreciation (computed on the basis of identified cost)	5,418,975	5,371,851	4,288,911	3,500,693
Net assets applicable to common shares	$69,968,376	$84,458,776	$42,815,117	$40,502,963
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	1,520	1,780	940	900
Common Shares Outstanding
	4,621,485	5,375,346	2,829,304	2,708,462
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.14	$15.71	$15.13	$14.95

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended May 31, 2006

	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
Investment Income
Interest	$4,474,449	$2,696,733	$1,656,295	$1,325,998
Total investment income	$4,474,449	$2,696,733	$1,656,295	$1,325,998
Expenses
Investment adviser fee	$597,984	$350,319	$220,836	$171,096
Administration fee	170,907	100,091	63,096	48,885
Trustees' fees and expenses	3,364	2,620	620	636
Legal and accounting services	19,922	17,299	15,864	16,703
Printing and postage	6,561	5,151	3,491	3,640
Custodian fee	59,138	28,309	18,853	17,578
Transfer and dividend disbursing agent fees	55,764	33,217	23,828	18,925
Preferred shares remarketing agent fee	73,548	44,253	26,801	21,815
Miscellaneous	15,898	15,583	14,409	15,452
Total expenses	$1,003,086	$596,842	$387,798	$314,730
Deduct —
Reduction of custodian fee	16,276	4,564	4,068	2,281
Total expense reductions	$16,276	$4,564	$4,068	$2,281
Net expenses	$986,810	$592,278	$383,730	$312,449
Net investment income	$3,487,639	$2,104,455	$1,272,565	$1,013,549
Realized and Unrealized Gain (Loss)
Net realized gain
Investment transactions (identified cost basis)	1,415,362	945,011	254,183	115,941
Financial futures contracts	1,838,143	799,336	805,827	169,706
Net realized gain	$3,253,505	$1,744,347	$1,060,010	$285,647
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	(1,862,944)	(1,214,100)	(608,265)	(238,790)
Financial futures contracts	(12,046)	(17,394)	(68,320)	(15,095)
Net change in unrealized appreciation (depreciation)	$(1,874,990)	$(1,231,494)	$(676,585)	$(253,885)
Net realized and unrealized gain	$1,378,515	$512,853	$383,425	$31,762
Distributions to preferred shareholders From net investment income	$(809,957)	$(533,466)	$(308,092)	$(259,637)
Net increase in net assets from operations	$4,056,197	$2,083,842	$1,347,898	$785,674

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended May 31, 2006

	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
Investment Income
Interest	$2,860,199	$3,403,146	$1,760,083	$1,740,158
Total investment income	$2,860,199	$3,403,146	$1,760,083	$1,740,158
Expenses
Investment adviser fee	$378,033	$451,662	$231,020	$220,060
Administration fee	108,009	129,046	66,006	62,874
Trustees' fees and expenses	2,620	3,103	620	636
Legal and accounting services	17,318	19,132	16,103	16,803
Printing and postage	6,114	9,296	2,511	5,232
Custodian fee	36,139	55,460	18,495	24,723
Transfer and dividend disbursing agent fees	36,941	42,483	24,231	22,204
Preferred shares remarketing agent fee	47,369	55,472	29,215	28,048
Miscellaneous	14,657	4,771	15,930	16,363
Total expenses	$647,200	$770,425	$404,131	$396,943
Deduct —
Reduction of custodian fee	6,044	7,374	6,045	1,765
Total expense reductions	$6,044	$7,374	$6,045	$1,765
Net expenses	$641,156	$763,051	$398,086	$395,178
Net investment income	$2,219,043	$2,640,095	$1,361,997	$1,344,980
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	151,696	499,941	(149,470)	113,246
Financial futures contracts	1,390,621	1,330,532	732,735	333,798
Net realized gain	$1,542,317	$1,830,473	$583,265	$447,044
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	(740,365)	(1,309,030)	89,411	(248,587)
Financial futures contracts	(119,502)	(21,398)	(17,284)	(445)
Interest rate swap contracts	—	—	—	91,004
Net change in unrealized appreciation (depreciation)	$(859,867)	$(1,330,428)	$72,127	$(158,028)
Net realized and unrealized gain	$682,450	$500,045	$655,392	$289,016
Distributions to preferred shareholders From net investment income	$(553,521)	$(634,133)	$(354,160)	$(353,098)
Net increase in net assets from operations	$2,347,972	$2,506,007	$1,663,229	$1,280,898

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended May 31, 2006

Increase (Decrease) in Net Assets	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
From operations —
Net investment income	$3,487,639	$2,104,455	$1,272,565	$1,013,549
Net realized gain from investment transactions and financial futures contracts	3,253,505	1,744,347	1,060,010	285,647
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,874,990)	(1,231,494)	(676,585)	(253,885)
Distributions to preferred shareholders From net investment income	(809,957)	(533,466)	(308,092)	(259,637)
Net increase in net assets from operations	$4,056,197	$2,083,842	$1,347,898	$785,674
Distributions to common shareholders — From net investment income	$(2,894,240)	$(1,577,370)	$(1,069,977)	$(754,105)
Total distributions to common shareholders	$(2,894,240)	$(1,577,370)	$(1,069,977)	$(754,105)
Capital share transactions — Reinvestment of distributions to common shareholders	$—	$—	$48,702	$—
Net increase in net assets from capital transactions	$—	$—	$48,702	$—
Net increase in net assets	$1,161,957	$506,472	$326,623	$31,569
Net Assets Applicable to Common Shares
At beginning of period	$110,759,924	$64,501,300	$41,395,494	$31,357,333
At end of period	$111,921,881	$65,007,772	$41,722,117	$31,388,902
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$650,954	$395,250	$208,238	$194,072

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended May 31, 2006

Increase (Decrease) in Net Assets	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$2,219,043	$2,640,095	$1,361,997	$1,344,980
Net realized gain (loss) from investment transactions and financial futures contracts	1,542,317	1,830,473	583,265	447,044
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(859,867)	(1,330,428)	72,127	(158,028)
Distributions to preferred shareholders From net investment income	(553,521)	(634,133)	(354,160)	(353,098)
Net increase in net assets from operations	$2,347,972	$2,506,007	$1,663,229	$1,280,898
Distributions to common shareholders — From net investment income	$(1,790,085)	$(2,241,519)	$(1,041,212)	$(1,049,054)
Total distributions to common shareholders	$(1,790,085)	$(2,241,519)	$(1,041,212)	$(1,049,054)
Capital share transactions — Reinvestment of distributions to common shareholders	$35,506	$—	$—	$37,735
Net increase in net assets from capital transactions	$35,506	$—	$—	$37,735
Net increase in net assets	$593,393	$264,488	$622,017	$269,579
Net Assets Applicable to Common Shares
At beginning of period	$69,374,983	$84,194,288	$42,193,100	$40,233,384
At end of period	$69,968,376	$84,458,776	$42,815,117	$40,502,963
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$362,940	$483,361	$252,498	$214,679

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended November 30, 2005

Increase (Decrease) in Net Assets	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
From operations —
Net investment income	$7,274,373	$4,312,380	$2,633,250	$2,104,211
Net realized gain (loss) from investment transactions and financial futures contracts	2,019,988	(241,899)	(26,706)	(248,298)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	782,433	1,014,453	644,728	256,848
Distributions to preferred shareholders From net investment income	(1,102,773)	(754,098)	(392,797)	(363,695)
Net increase in net assets from operations	$8,974,021	$4,330,836	$2,858,475	$1,749,066
Distributions to common shareholders — From net investment income	$(6,406,670)	$(3,850,086)	$(2,386,249)	$(1,845,027)
Total distributions to common shareholders	$(6,406,670)	$(3,850,086)	$(2,386,249)	$(1,845,027)
Capital share transactions — Reinvestment of distributions to common shareholders	$—	$109,762	$261,722	$90,130
Net increase in net assets from capital transactions	$—	$109,762	$261,722	$90,130
Net increase (decrease) in net assets	$2,567,351	$590,512	$733,948	$(5,831)
Net Assets Applicable to Common Shares
At beginning of year	$108,192,573	$63,910,788	$40,661,546	$31,363,164
At end of year	$110,759,924	$64,501,300	$41,395,494	$31,357,333
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$867,512	$401,631	$313,742	$194,26

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended November 30, 2005

Increase (Decrease) in Net Assets	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$4,683,176	$5,743,713	$2,836,869	$2,718,721
Net realized gain (loss) from investment transactions and financial futures contracts	1,349,891	726,543	(648,550)	(415,008)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(251,423)	573,200	495,857	690,441
Distributions to preferred shareholders From net investment income	(781,913)	(873,271)	(495,350)	(487,092)
Net increase in net assets from operations	$4,999,731	$6,170,185	$2,188,826	$2,507,062
Distributions to common shareholders — From net investment income	$(4,033,521)	$(5,260,606)	$(2,551,147)	$(2,562,431)
Total distributions to common shareholders	$(4,033,521)	$(5,260,606)	$(2,551,147)	$(2,562,431)
Capital share transactions — Reinvestment of distributions to common shareholders	$110,426	$240,734	$111,872	$265,890
Net increase in net assets from capital transactions	$110,426	$240,734	$111,872	$265,890
Net increase (decrease) in net assets	$1,076,636	$1,150,313	$(250,449)	$210,521
Net Assets Applicable to Common Shares
At beginning of year	$68,298,347	$83,043,975	$42,443,549	$40,022,863
At end of year	$69,374,983	$84,194,288	$42,193,100	$40,233,384
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$487,503	$718,918	$285,873	$271,851

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended May 31, 2006	Year Ended November 30,
	(Unaudited)(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period (Common shares)	$15.420	$15.070	$15.320	$14.590	$14.410	$13.210
Income (loss) from operations
Net investment income	$0.486	$1.013	$1.079	$1.079	$1.069	$1.035
Net realized and unrealized gain (loss)	0.190	0.383	(0.227)	0.682	0.155	1.120
Distributions to preferred shareholders
From net investment income	(0.113)	(0.154)	(0.079)	(0.068)	(0.110)	(0.222)
Total income from operations	$0.563	$1.242	$0.773	$1.693	$1.114	$1.933
Less distributions to common shareholders
From net investment income	$(0.403)	$(0.892)	$(1.023)	$(0.963)	$(0.934)	$(0.733)
Total distributions to common shareholders	$(0.403)	$(0.892)	$(1.023)	$(0.963)	$(0.934)	$(0.733)
Net asset value — End of period (Common shares)	$15.580	$15.420	$15.070	$15.320	$14.590	$14.410
Market value — End of period (Common shares)	$15.000	$13.650	$15.160	$14.950	$13.660	$14.320
Total Return(3)	12.95%	(4.34)%	8.60%	17.06%	1.84%	29.65%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended May 31, 2006		Year Ended November 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$111,922		$110,760	$108,193	$109,991	$104,703	$102,664
Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	1.79	%(5)	1.78%	1.78%	1.78%	1.82%	1.83%
Expenses after custodian fee reduction(4)	1.76	%(5)	1.76%	1.77%	1.78%	1.80%	1.76%
Net investment income(4)	6.23	%(5)	6.52%	7.10%	7.17%	7.44%	7.32%
Portfolio Turnover	23%		31%	17%	9%	11%	47%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.18	%(5)	1.16%	1.15%	1.15%	1.16%	1.15%
Expenses after custodian fee reduction	1.16	%(5)	1.15%	1.15%	1.15%	1.15%	1.11%
Net investment income	4.08	%(5)	4.26%	4.61%	4.64%	4.73%	4.62%
Senior Securities:
Total preferred shares outstanding	2,360		2,360	2,360	2,360	2,360	2,360
Asset coverage per preferred share(6)	$72,433		$71,942	$70,849	$71,608	$69,366	$68,507
Involuntary liquidation preference per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.012, decrease net realized and unrealized gains per share by $0.012, increase the ratio of net investment income to average net assets applicable to common shares from 7.36% to 7.44%, and increase the ratio of net investment income to average total net assets from 4.68% to 4.73%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Annualized.

(6)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Florida Trust
	Six Months Ended May 31, 2006	Year Ended November 30,
	(Unaudited)(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period (Common shares)	$15.150	$15.040	$15.530	$14.730	$14.340	$13.070
Income (loss) from operations
Net investment income	$0.494	$1.013	$1.082	$1.096	$1.103	$1.056
Net realized and unrealized gain (loss)	0.122	0.179	(0.450)	0.775	0.358	1.162
Distributions to preferred shareholders
From net investment income	(0.125)	(0.177)	(0.087)	(0.076)	(0.118)	(0.243)
Total income from operations	$0.491	$1.015	$0.545	$1.795	$1.343	$1.975
Less distributions to common shareholders
From net investment income	$(0.371)	$(0.905)	$(1.035)	$(0.995)	$(0.953)	$(0.705)
Total distributions to common shareholders	$(0.371)	$(0.905)	$(1.035)	$(0.995)	$(0.953)	$(0.705)
Net asset value — End of period (Common shares)	$15.270	$15.150	$15.040	$15.530	$14.730	$14.340
Market value — End of period (Common shares)	$13.490	$14.180	$15.250	$15.455	$14.400	$13.380
Total Return(3)	(2.36)%	(1.25)%	5.76%	14.67%	15.18%	34.91%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Florida Trust
	Six Months Ended May 31, 2006		Year Ended November 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$65,008		$64,501	$63,911	$65,902	$62,302	$60,646
Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	1.84	%(5)	1.86%	1.84%	1.83%	1.87%	1.90%
Expenses after custodian fee reduction(4)	1.83	%(5)	1.85%	1.83%	1.82%	1.86%	1.82%
Net investment income(4)	6.50	%(5)	6.65%	7.09%	7.20%	7.61%	7.46%
Portfolio Turnover	23%		15%	4%	15%	14%	24%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.19	%(5)	1.20%	1.18%	1.18%	1.18%	1.19%
Expenses after custodian fee reduction	1.18	%(5)	1.19%	1.18%	1.18%	1.18%	1.14%
Net investment income	4.20	%(5)	4.30%	4.58%	4.64%	4.82%	4.68%
Senior Securities:
Total preferred shares outstanding	1,420		1,420	1,420	1,420	1,420	1,420
Asset coverage per preferred share(6)	$70,780		$70,423	$70,011	$71,412	$68,878	$67,695
Involuntary liquidation preference per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002, increase the ratio of net investment income to average net assets applicable to common shares from 7.60% to 7.61%, and increase the ratio of net investment income to average total net assets from 4.81% to 4.82%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Annualized.

(6)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended May 31, 2006	Year Ended November 30,
	(Unaudited)(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period (Common shares)	$15.270	$15.090	$15.380	$14.350	$14.110	$12.530
Income (loss) from operations
Net investment income	$0.469	$0.973	$1.054	$1.091	$1.065	$1.044
Net realized and unrealized gain (loss)	0.140	0.234	(0.251)	0.982	0.218	1.486
Distributions to preferred shareholders
From net investment income	(0.114)	(0.145)	(0.070)	(0.070)	(0.106)	(0.227)
Total income from operations	$0.495	$1.062	$0.733	$2.003	$1.177	$2.303
Less distributions to common shareholders
From net investment income	$(0.395)	$(0.882)	$(1.023)	$(0.973)	$(0.937)	$(0.723)
Total distributions to common shareholders	$(0.395)	$(0.882)	$(1.023)	$(0.973)	$(0.937)	$(0.723)
Net asset value — End of period (Common shares)	$15.370	$15.270	$15.090	$15.380	$14.350	$14.110
Market value — End of period (Common shares)	$15.500	$14.800	$16.810	$15.400	$15.510	$14.370
Total Return(3)	7.48%	(6.89)%	16.71%	5.91%	15.16%	40.54%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended May 31, 2006		Year Ended November 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$41,722		$41,395	$40,662	$41,035	$37,795	$36,634
Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	1.86	%(5)	1.88%	1.87%	1.86%	1.97%	1.97%
Expenses after custodian fee reduction(4)	1.84	%(5)	1.87%	1.86%	1.86%	1.94%	1.88%
Net investment income(4)	6.11	%(5)	6.29%	6.97%	7.27%	7.55%	7.60%
Portfolio Turnover	21%		13%	39%	26%	7%	13%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.23	%(5)	1.24%	1.22%	1.21%	1.24%	1.23%
Expenses after custodian fee reduction	1.22	%(5)	1.24%	1.22%	1.21%	1.22%	1.17%
Net investment income	4.03	%(5)	4.15%	4.55%	4.72%	4.77%	4.74%
Senior Securities:
Total preferred shares outstanding	860		860	860	860	860	860
Asset coverage per preferred share(6)	$73,519		$73,138	$72,281	$72,719	$68,951	$67,602
Involuntary liquidation preference per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, decrease net realized and unrealized gains per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.51% to 7.55%, and increase the ratio of net investment income to average total net assets from 4.75% to 4.77%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Annualized.

(6)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended May 31, 2006	Year Ended November 30,
	(Unaudited)(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period (Common shares)	$14.820	$14.860	$15.240	$14.400	$14.490	$13.060
Income (loss) from operations
Net investment income	$0.479	$0.995	$1.072	$1.092	$1.085	$1.045
Net realized and unrealized gain (loss)	0.010	0.010	(0.334)	0.802	(0.109)	1.317
Distributions to preferred shareholders
From net investment income	(0.123)	(0.172)	(0.086)	(0.072)	(0.113)	(0.242)
Total income from operations	$0.366	$0.833	$0.652	$1.822	$0.863	$2.120
Less distributions to common shareholders
From net investment income	$(0.356)	$(0.873)	$(1.032)	$(0.982)	$(0.953)	$(0.690)
Total distributions to common shareholders	$(0.356)	$(0.873)	$(1.032)	$(0.982)	$(0.953)	$(0.690)
Net asset value — End of period (Common shares)	$14.830	$14.820	$14.860	$15.240	$14.400	$14.490
Market value — End of period (Common shares)	$13.640	$13.500	$16.600	$15.635	$13.940	$13.000
Total Return(3)	3.65%	(13.87)%	13.63%	19.82%	14.72%	31.69%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended May 31, 2006		Year Ended November 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$31,389		$31,357	$31,363	$31,963	$30,064	$30,213
Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	2.00	%(5)	2.00%	1.96%	1.97%	2.00%	1.99%
Expenses after custodian fee reduction(4)	1.99	%(5)	1.99%	1.96%	1.97%	1.99%	1.90%
Net investment income(4)	6.45	%(5)	6.60%	7.16%	7.31%	7.54%	7.36%
Portfolio Turnover	12%		14%	5%	8%	13%	33%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.29	%(5)	1.29%	1.26%	1.26%	1.27%	1.25%
Expenses after custodian fee reduction	1.28	%(5)	1.28%	1.26%	1.26%	1.26%	1.19%
Net investment income	4.15	%(5)	4.26%	4.60%	4.69%	4.76%	4.63%
Senior Securities:
Total preferred shares outstanding	700		700	700	700	700	700
Asset coverage per preferred share(6)	$69,841		$69,796	$69,810	$70,664	$67,952	$68,163
Involuntary liquidation preference per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, increase net realized and unrealized losses per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.51% to 7.54% and increase the ratio of net investment income to average total net assets from 4.74% to 4.76%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Annualized.

(6)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended May 31, 2006	Year Ended November 30,
	(Unaudited)(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period (Common shares)	$15.020	$14.810	$15.190	$14.060	$13.880	$12.680
Income (loss) from operations
Net investment income	$0.480	$1.014	$1.082	$1.120	$1.098	$1.057
Net realized and unrealized gain (loss)	0.148	0.238	(0.313)	1.099	0.163	1.089
Distributions to preferred shareholders
From net investment income	(0.120)	(0.169)	(0.081)	(0.071)	(0.105)	(0.234)
Total income from operations	$0.508	$1.083	$0.688	$2.148	$1.156	$1.912
Less distributions to common shareholders
From net investment income	$(0.388)	$(0.873)	$(1.068)	$(1.018)	$(0.976)	$(0.712)
Total distributions to common shareholders	$(0.388)	$(0.873)	$(1.068)	$(1.018)	$(0.976)	$(0.712)
Net asset value — End of period (Common shares)	$15.140	$15.020	$14.810	$15.190	$14.060	$13.880
Market value — End of period (Common shares)	$15.100	$14.030	$15.540	$15.415	$14.400	$13.340
Total Return(3)	10.46%	(4.22)%	8.31%	14.75%	15.70%	31.34%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended May 31, 2006		Year Ended November 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$69,968		$69,375	$68,298	$69,500	$63,803	$62,237
Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	1.85	%(5)	1.86%	1.85%	1.84%	1.89%	1.95%
Expenses after custodian fee reduction(4)	1.83	%(5)	1.84%	1.84%	1.84%	1.88%	1.90%
Net investment income(4)	6.33	%(5)	6.66%	7.28%	7.64%	7.80%	7.64%
Portfolio Turnover	13%		46%	52%	28%	25%	35%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares are as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.20	%(5)	1.21%	1.19%	1.18%	1.19%	1.21%
Expenses after custodian fee reduction	1.19	%(5)	1.19%	1.18%	1.18%	1.18%	1.18%
Net investment income	4.11	%(5)	4.33%	4.68%	4.87%	4.88%	4.74%
Senior Securities:
Total preferred shares outstanding	1,520		1,520	1,520	1,520	1,520	1,520
Asset coverage per preferred share(6)	$71,036		$70,651	$69,935	$70,724	$66,976	$65,951
Involuntary liquidation preference per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003, increase the ratio of net investment income to average net assets applicable to common shares from 7.78% to 7.80% and increase the ratio of net investment income to average total net assets from 4.87% to 4.88%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Annualized

(6)  Calculated by substracting the Trust's liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended May 31, 2006	Year Ended November 30,
	(Unaudited)(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period (Common shares)	$15.660	$15.490	$15.810	$14.860	$14.280	$13.020
Income (loss) from operations
Net investment income	$0.491	$1.070	$1.126	$1.108	$1.114	$1.057
Net realized and unrealized gain (loss)	0.094	0.243	(0.332)	0.936	0.553	1.150
Distributions to preferred shareholders
From net investment income	(0.118)	(0.163)	(0.074)	(0.068)	(0.103)	(0.220)
Total income from operations	$0.467	$1.150	$0.720	$1.976	$1.564	$1.987
Less distributions to common shareholders
From net investment income	$(0.417)	$(0.980)	$(1.040)	$(1.026)	$(0.984)	$(0.727)
Total distributions to common shareholders	$(0.417)	$(0.980)	$(1.040)	$(1.026)	$(0.984)	$(0.727)
Net asset value — End of period (Common shares)	$15.710	$15.660	$15.490	$15.810	$14.860	$14.280
Market value — End of period (Common shares)	$15.200	$14.990	$15.370	$15.460	$13.990	$14.050
Total Return(3)	4.20%	3.81%	6.46%	18.34%	6.56%	38.30%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended May 31, 2006		Year Ended November 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$84,459		$84,194	$83,044	$84,744	$79,589	$75,658
Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	1.82	%(5)	1.81%	1.78%	1.77%	1.86%	1.88%
Expenses after custodian fee reduction(4)	1.80	%(5)	1.80%	1.78%	1.77%	1.86%	1.86%
Net investment income(4)	6.24	%(5)	6.72%	7.23%	7.21%	7.64%	7.45%
Portfolio Turnover	27%		40%	31%	19%	8%	21%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.19	%(5)	1.19%	1.16%	1.15%	1.18%	1.19%
Expenses after custodian fee reduction	1.18	%(5)	1.19%	1.16%	1.15%	1.18%	1.17%
Net investment income	4.09	%(5)	4.42%	4.71%	4.68%	4.84%	4.68%
Senior Securities:
Total preferred shares outstanding	1,780		1,780	1,780	1,780	1,780	1,780
Asset coverage per preferred share(6)	$72,461		$72,311	$71,659	$72,603	$69,714	$67,506
Involuntary liquidation preference per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002, increase the ratio of net investment income to average net assets applicable to common shares from 7.62% to 7.64% and increase the ratio of net investment income to average total net assets from 4.83% to 4.84%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Annualized.

(6)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended May 31, 2006	Year Ended November 30,
	(Unaudited)(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period (Common shares)	$14.910	$15.040	$15.070	$14.150	$14.070	$12.820
Income (loss) from operations
Net investment income	$0.481	$1.003	$1.081	$1.083	$1.107	$1.068
Net realized and unrealized gain (loss)	0.232	(0.055)	(0.011)	0.913	0.036	1.134
Distributions to preferred shareholders
From net investment income	(0.125)	(0.175)	(0.091)	(0.077)	(0.109)	(0.242)
Total income from operations	$0.588	$0.773	$0.979	$1.919	$1.034	$1.960
Less distributions to common shareholders
From net investment income	$(0.368)	$(0.903)	$(1.009)	$(0.999)	$(0.954)	$(0.710)
Total distributions to common shareholders	$(0.368)	$(0.903)	$(1.009)	$(0.999)	$(0.954)	$(0.710)
Net asset value — End of period (Common shares)	$15.130	$14.910	$15.040	$15.070	$14.150	$14.070
Market value — End of period (Common shares)	$14.450	$14.170	$16.750	$15.715	$14.730	$13.620
Total Return(3)	4.57%	(10.31)%	13.96%	14.12%	15.59%	26.39%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended May 31, 2006		Year Ended November 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$42,815		$42,193	$42,444	$42,304	$39,507	$39,072
Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	1.90	%(5)	1.91%	1.91%	1.90%	1.96%	1.99%
Expenses after custodian fee reduction(4)	1.87	%(5)	1.90%	1.90%	1.88%	1.87%	1.90%
Net investment income(4)	6.40	%(5)	6.57%	7.23%	7.37%	7.84%	7.69%
Portfolio Turnover	9%		13%	12%	23%	8%	26%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.22	%(5)	1.24%	1.23%	1.21%	1.23%	1.24%
Expenses after custodian fee reduction	1.21	%(5)	1.23%	1.22%	1.20%	1.17%	1.18%
Net investment income	4.13	%(5)	4.25%	4.64%	4.69%	4.91%	4.78%
Senior Securities:
Total preferred shares outstanding	940		940	940	940	940	940
Asset coverage per preferred share(6)	$70,550		$69,888	$70,153	$70,007	$67,032	$66,569
Involuntary liquidation preference per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, decrease net realized and unrealized gains per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.80% to 7.84% and increase the ratio of net investment income to average total net assets from 4.88% to 4.91%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Annualized.

(6)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended May 31, 2006	Year Ended November 30,
	(Unaudited)(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period (Common shares)	$14.870	$14.890	$15.210	$14.260	$14.160	$12.960
Income (loss) from operations
Net investment income	$0.497	$1.008	$1.076	$1.089	$1.059	$1.015
Net realized and unrealized gain (loss)	0.101	0.103	(0.301)	0.884	0.039	1.107
Distributions to preferred shareholders
From net investment income	(0.130)	(0.181)	(0.092)	(0.080)	(0.111)	(0.244)
Total income from operations	$0.468	$0.930	$0.683	$1.893	$0.987	$1.878
Less distributions to common shareholders
From net investment income	$(0.388)	$(0.950)	$(1.003)	$(0.943)	$(0.887)	$(0.678)
Total distributions to common shareholders	$(0.388)	$(0.950)	$(1.003)	$(0.943)	$(0.887)	$(0.678)
Net asset value — End of period (Common shares)	$14.950	$14.870	$14.890	$15.210	$14.260	$14.160
Market value — End of period (Common shares)	$14.450	$14.660	$15.540	$15.980	$13.960	$12.750
Total Return(3)	1.12%	0.39%	4.07%	22.05%	16.77%	26.88%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended May 31, 2006		Year Ended November 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$40,503		$40,233	$40,023	$40,670	$38,027	$37,723
Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	1.96	%(5)	1.97%	1.91%	1.92%	1.95%	1.97%
Expenses after custodian fee reduction(4)	1.95	%(5)	1.95%	1.91%	1.92%	1.95%	1.94%
Net investment income(4)	6.65	%(5)	6.69%	7.18%	7.35%	7.48%	7.26%
Portfolio Turnover	21%		28%	8%	6%	20%	34%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.26	%(5)	1.27%	1.23%	1.23%	1.22%	1.23%
Expenses after custodian fee reduction	1.25	%(5)	1.26%	1.22%	1.23%	1.22%	1.20%
Net investment income	4.28	%(5)	4.30%	4.61%	4.69%	4.68%	4.53%
Senior Securities:
Total preferred shares outstanding	900		900	900	900	900	900
Asset coverage per preferred share(6)	$70,008		$69,708	$69,471	$70,193	$67,257	$66,920
Involuntary liquidation preference per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums of fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003, increase the ratio of net investment income to average net assets applicable to common shares from 7.45% to 7.48% and increase the ratio of net investment income to average total net assets from 4.67% to 4.68%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Annualized.

(6)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Florida Municipal Income Trust (Florida Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust), and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (individually referred to as the Trust or collectively the Trusts) are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. The Trusts were organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 10, 1998. Each Trust's investment objective is to provide current income exempt from regular federal income taxes and taxes in its specified state. Each Trust seeks to achieve its objective by investing primarily in investment grade municipal obligations issued by its specified state.

The following is a summary of significant accounting policies consistently followed by each Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At November 30, 2005, the Trusts, for federal income tax purposes, had capital loss carryovers which will reduce each Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Trust	Amount	Expires
California	$3,466,091	November 30, 2007

	2,239,451	November 30, 2008

	995,999	November 30, 2012

Florida	1,207,714	November 30, 2007

	1,777,536	November 30, 2008

	160,909	November 30, 2009

	1,495,013	November 30, 2012

	114,338	November 30, 2013

Massachusetts	574,842	November 30, 2007

	1,739,252	November 30, 2008

	39,627	November 30, 2009

	343,176	November 30, 2010

Michigan	1,193,621	November 30, 2007

	624,509	November 30, 2008

	165,469	November 30, 2009

	475,985	November 30, 2010

	443,883	November 30, 2011

	697,198	November 30, 2012

	224,050	November 30, 2013

New Jersey	2,224,594	November 30, 2007

	3,178,038	November 30, 2008

	262,308	November 30, 2009

	177,350	November 30, 2011

New York	1,002,537	November 30, 2007

	1,920,646	November 30, 2008

	70,059	November 30, 2009

Ohio	1,531,618	November 30, 2007

	643,577	November 30, 2008

	850,745	November 30, 2009

	764,355	November 30, 2012

	588,403	November 30, 2013

Eaton Vance Municipal Income Trusts as of May 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Trust	Amount	Expires
Pennsylvania	$1,395,577	November 30, 2007

	807,118	November 30, 2008

	844,973	November 30, 2009

	41,331	November 30, 2010

	502,868	November 30, 2012

	389,289	November 30, 2013

In addition, each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D  Financial Futures Contracts — Upon the entering of a financial futures contract, a Trust is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Trust. A Trust's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Trust, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Trust will realize a loss in the amount of the cost of the option. When a Trust enters into a closing sale transaction, a Trust will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Trust exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

F  When-Issued and Delayed Delivery Transactions — The Trusts may engage in when-issued and delayed delivery transactions. The Trusts record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Interest Rate Swaps — Each Trust may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Trust makes bi-annual payments at a fixed interest rate. In exchange, the Trust receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Trust is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Trust does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

H  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Trusts. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Trust maintains with IBT. All credit balances used to reduce the Trusts' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications — Under each Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising

Eaton Vance Municipal Income Trusts as of May 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

out of the performance of their duties to each Trust and shareholders are indemnified against personal liability for the obligations of each Trust. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

L  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

M  Interim Financial Statements — The interim financial statements relating to May 31, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trusts' management reflects all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares (APS)

Each Trust issued Auction Preferred Shares on March 1, 1999 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Trust. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Trust's APS and have been reset every seven days thereafter by an auction.

Auction Preferred Shares issued and outstanding as of May 31, 2006 and dividend rate ranges for the six months ended May 31, 2006 are as indicated below:

Trust	Preferred Shares Issued and Outstanding	Dividends Rate Ranges
California	2,360	2.18% – 3.60%
Florida	1,420	2.70% – 3.70%
Massachusetts	860	1.20% – 4.35%
Michigan	700	1.787% – 3.70%
New Jersey	1,520	2.44% – 4.35%
New York	1,780	2.35% – 3.60%
Ohio	940	2.74% – 3.65%
Pennsylvania	900	2.84% – 3.75%

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend

3  Distributions to Shareholders

Each Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding APS. Distributions are recorded on the ex-dividend date. Distributions of realized capital gains, if any, are made at least annually. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for Auction Preferred Shares on May 31, 2006 are listed below. For the six months ended May 31, 2006, the amount of dividends each Trust paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

Trust	APS Dividend Rates as of May 31, 2006	Dividends Paid to Preferred Shareholders for the six months ended May 31, 2006	Average APS Dividend Rates for the six months ended May 31, 2006
California	3.098%	$809,957	2.75%
Florida	3.40%	533,466	3.01%
Massachusetts	3.30%	308,092	2.87%
Michigan	3.25%	259,637	2.98%
New Jersey	3.20%	553,521	2.92%
New York	3.00%	634,133	2.86%
Ohio	3.15%	354,160	3.02%
Pennsylvania	3.35%	353,098	3.16%

Eaton Vance Municipal Income Trusts as of May 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Trusts distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at an annual rate of 0.70% of each Trust's average weekly gross assets, was earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. Except for Trustees of each Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Trust out of such investment adviser fee. For the six months ended May 31, 2006, the fee was equivalent to 0.70% of each Trust's average weekly gross assets and amounted to $597,984, $350,319, $220,836, $171,096, $378,033, $451,662, $231,020 and $220,060, for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively. EVM also serves as the administrator of each Trust. An administration fee, computed at the annual rate of 0.20% of the average weekly gross assets of each Trust is paid to EVM for administering business affairs of each Trust. For the six months ended May 31, 2006, the administrative fee amounted to $170,907, $100,091, $63,096, $48,885, $108,009, $129,046, $66,006 and $62,874 for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

Certain officers and Trustees of each Trust are officers of the above organization.

5  Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended May 31, 2006 were as follows:

California Trust
Purchases	$40,868,721
Sales	39,215,855
Florida Trust
Purchases	$23,429,788
Sales	25,549,151

Massachusetts Trust
Purchases	$13,522,930
Sales	12,931,184
Michigan Trust
Purchases	$6,684,027
Sales	5,692,326
New Jersey Trust
Purchases	$15,376,588
Sales	13,566,027
New York Trust
Purchases	$34,888,257
Sales	33,934,941
Ohio Trust
Purchases	$6,590,957
Sales	6,168,140
Pennsylvania Trust
Purchases	$14,216,772
Sales	13,022,700

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Trust at May 31, 2006, as determined on a federal income tax basis, were as follows:

California Trust
Aggregate cost	$163,256,529
Gross unrealized appreciation	$8,821,203
Gross unrealized depreciation	(583,410)
Net unrealized appreciation	$8,237,793
Florida Trust
Aggregate cost	$94,924,989
Gross unrealized appreciation	$4,560,569
Gross unrealized depreciation	(224,956)
Net unrealized appreciation	$4,335,613

Eaton Vance Municipal Income Trusts as of May 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Massachusetts Trust
Aggregate cost	$59,239,127
Gross unrealized appreciation	$3,199,889
Gross unrealized depreciation	(179,338)
Net unrealized appreciation	$3,020,551
Michigan Trust
Aggregate cost	$46,302,528
Gross unrealized appreciation	$3,375,525
Gross unrealized depreciation	(94,039)
Net unrealized appreciation	$3,281,486
New Jersey Trust
Aggregate cost	$102,069,629
Gross unrealized appreciation	$5,796,626
Gross unrealized depreciation	(412,186)
Net unrealized appreciation	$5,384,440
New York Trust
Aggregate cost	$122,149,902
Gross unrealized appreciation	$6,295,703
Gross unrealized depreciation	(970,134)
Net unrealized appreciation	$5,325,569
Ohio Trust
Aggregate cost	$61,206,558
Gross unrealized appreciation	$4,382,086
Gross unrealized depreciation	(58,789)
Net unrealized appreciation	$4,323,297
Pennsylvania Trust
Aggregate cost	$59,227,066
Gross unrealized appreciation	$3,763,208
Gross unrealized depreciation	(300,099)
Net unrealized appreciation	$3,463,109

7  Shares of Beneficial Interest

Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

	Florida Trust
	Six Months Ended May 31, 2006 (Unaudited)	Year Ended November 30, 2005
Shares issued pursuant to the Trust's dividend reinvestment plan	—	7,185
Net increase	—	7,185
	Massachusetts Trust
	Six Months Ended May 31, 2006 (Unaudited)	Year Ended November 30, 2005
Shares issued pursuant to the Trust's dividend reinvestment plan	3,132	16,386
Net increase	3,132	16,386
	Michigan Trust
	Six Months Ended May 31, 2006 (Unaudited)	Year Ended November 30, 2005
Shares issued pursuant to the Trust's dividend reinvestment plan	—	5,779
Net increase	—	5,779
	New Jersey Trust
	Six Months Ended May 31, 2006 (Unaudited)	Year Ended November 30, 2005
Shares issued pursuant to the Trust's dividend reinvestment plan	2,349	7,346
Net increase	2,349	7,346
	New York Trust
	Six Months Ended May 31, 2006 (Unaudited)	Year Ended November 30, 2005
Shares issued pursuant to the Trust's dividend reinvestment plan	—	15,026
Net increase	—	15,026

Eaton Vance Municipal Income Trusts as of May 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Ohio Trust
	Six Months Ended May 31, 2006 (Unaudited)	Year Ended November 30, 2005
Shares issued pursuant to the Trust's dividend reinvestment plan	—	7,120
Net increase	—	7,120
	Pennsylvania Trust
	Six Months Ended May 31, 2006 (Unaudited)	Year Ended November 30, 2005
Shares issued pursuant to the Trust's dividend reinvestment plan	2,527	17,414
Net increase	2,527	17,414

California Trust did not have any transactions in common shares for the six months ended May 31, 2006 and the year ended November 30, 2005.

8  Financial Instruments

The Trusts regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at May 31, 2006 is as follows:

Futures Contracts

Trust	Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
California	09/06	275 U.S. Treasury Bond	Short	$(29,384,016)	$(29,210,156)	$173,860
Florida	09/06	145 U.S. Treasury Bond	Short	$(15,493,390)	$(15,401,719)	$91,671
Massachusetts	09/06	100 U.S. Treasury Bond	Short	$(10,654,263)	$(10,621,875)	$32,388

Trust	Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
Michigan	09/06	6 U.S. Treasury Bond	Short	$(640,194)	$(637,313)	$2,881
	09/06	12 U.S. Treasury Note	Short	$(1,266,605)	$(1,259,063)	$7,542
New Jersey	09/06	170 U.S. Treasury Bond	Short	$(18,112,247)	$(18,057,188)	$55,059
New York	09/06	227 U.S. Treasury Bond	Short	$(24,183,402)	$(24,111,656)	$71,746
Ohio	09/06	69 U.S. Treasury Bond	Short	$(7,362,223)	$(7,329,094)	$33,129

At May 31, 2006, the Pennsylvania Trust had entered into an interest rate swap agreement with JPMorgan Chase Bank, N.A. whereby the Pennsylvania Trust makes bi-annual payments at a fixed rate equal to 5.77% on the notional amount of $10,000,000. In exchange, the Pennsylvania Trust receives quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is February 26, 2007. The value of the contract, which terminates February 26, 2037, is recorded as a receivable for open swap contracts of $91,004 on May 31, 2006.

At May 31, 2006, the Trusts had sufficient cash and/or securities to cover margin requirements on these contracts.

9  Overdraft Advances

Pursuant to the custodian agreement between the Trusts and IBT, IBT may in its discretion advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft by the Trusts, the Trusts are obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Trust's assets to the extent of any overdraft. At May 31, 2006, Massachusetts Trust, Ohio Trust and Pennsylvania Trust had payments due to IBT pursuant to the foregoing arrangement of $3,779, $130,610 and $236,056 respectively.

Eaton Vance Municipal Income Trusts as of May 31, 2006

OTHER MATTERS (Unaudited)

Each Trust held its Annual Meeting of Shareholders on March 24, 2006. The following action was taken by the shareholders of each Trust:

Item 1:  The election of Benjamin C. Esty, Ronald A. Pearlman, Lynn A. Stout and Ralph F. Verni as Class I Trustees of the Trust for a three-year term expiring in 2009.

Trust	Nominee for Class I Trustee Elected by All Shareholders: Benjamin C. Esty	Nominee for Class I Trustee Elected by All Shareholders: Ronald A. Pearlman	Nominee for Class I Trustee Elected by All Shareholders: Lynn A. Stout	Nominee for Class I Trustee Elected by All Shareholders: Ralph F. Verni
California
For	5,960,741	5,962,257	5,961,501	5,959,257
Withheld	81,416	79,900	80,656	82,900
Florida
For	3,667,884	3,677,551	3,677,884	3,677,884
Withheld	40,835	41,168	40,835	40,835
Massachusetts
For	2,265,645	2,260,172	2,263,272	2,264,582
Withheld	21,655	27,128	24,028	22,718
Michigan
For	1,916,370	1,916,371	1,915,371	1,916,371
Withheld	40,376	40,376	41,376	40,376
New Jersey
For	4,048,227	4,052,251	4,054,824	4,054,739
Withheld	42,621	38,597	36,024	36,109
New York
For	4,729,015	4,726,565	4,714,865	4,731,065
Withheld	45,708	48,158	59,858	43,658
Ohio
For	2,331,652	2,331,852	2,331,852	2,331,264
Withheld	24,542	24,342	24,342	24,930
Pennsylvania
For	2,574,045	2,569,005	2,574,845	2,574,845
Withheld	16,437	21,477	15,637	15,637

Eaton Vance Municipal Income Trusts

DIVIDEND REINVESTMENT PLAN

Each Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the same Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Trust's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

Eaton Vance Municipal Income Trusts

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

  Eaton Vance Municipal Income Trusts
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

Number of Shareholders

As of May 31, 2006, our records indicate that there are 60, 35, 57, 26, 70, 57, 49 and 66 registered shareholders for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively, and approximately 7,700, 1,800, 1,200, 1,100, 2,100, 2,300, 1,500 and 1,400 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

  Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

American Stock Exchange symbols

California Trust	CEV

Florida Trust	FEV

Massachusetts Trust	MMV

Michigan Trust	EMI

New Jersey Trust	EVJ

New York Trust	EVY

Ohio Trust	EVO

Pennsylvania Trust	EVP

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance California Municipal Income Trust

•  Eaton Vance Florida Municipal Income Trust

•  Eaton Vance Massachusetts Municipal Income Trust

•  Eaton Vance Michigan Municipal Income Trust

•  Eaton Vance New Jersey Municipal Income Trust

•  Eaton Vance New York Municipal Income Trust

•  Eaton Vance Ohio Municipal Income Trust

•  Eaton Vance Pennsylvania Municipal Income Trust

(the "Funds"), each with Eaton Vance Management (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser's 30-person municipal bond team, which includes seven portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2005 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fees, payable by each Fund (referred to collectively as "management fees").

The Board considered the financial resources committed by the Adviser in structuring the Fund at the time of its initial public offering. As part of its review, the Board considered each Fund's management fees and total expense ratio for the one year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Funds are not continuously offered and concluded that, in light of the level of the Adviser's profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund.

Eaton Vance Municipal Income Trusts

INVESTMENT MANAGEMENT

Eaton Vance Municipal Income Trusts

Officers
Cynthia J. Clemson
President of CEV, FEV, EMI, EVY, EVO and EVP; Vice President of MMV and EVJ; Portfolio Manager of CEV and FEV
Robert B. MacIntosh
President of MMV and EVJ; Vice President of CEV, FEV, EMI, EVY, EVO and EVP; Portfolio Manager of MMV and EVJ
William H. Ahern, Jr.
Vice President and Portfolio Manager of EMI and EVO
Craig R. Brandon
Vice President and Portfolio Manager of EVY
James B. Hawkes
Vice President and Trustee
Thomas M. Metzold
Vice President and Portfolio Manager of EVP
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

American Stock Exchange symbols

California Trust  CEV
Florida Trust  FEV
Massachusetts Trust  MMV
Michigan Trust  EMI
New Jersey Trust  EVJ
New York Trust  EVY
Ohio Trust  EVO
Pennsylvania Trust  EVP

This Page Intentionally Left Blank

Investment Adviser and Administrator of Eaton Vance Municipal Income Trusts
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent and Dividend Disbursing Agent
PFPC Inc.

P.O. Box 43027

Providence, RI 02940-3027

(800) 331-1710

Eaton Vance Municipal Income Trusts
The Eaton Vance Building
255 State Street
Boston, MA 02109

147-7/06  CE-MUNISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders.  The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders.  On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation.  The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists.  If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Florida Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	July 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 18, 2006

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	July 18, 2006